United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Funds

1345 Avenue of the Americas

New York, New York 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-2700

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2005, is filed herewith.

First Eagle Global Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks-U.S. (19.73%)

	Consumer Discretionary (1.58%)
3,000,000	McDonald’s Corporation	$65,158,761	$97,170,000
1,600,000	Papa John's International Inc. (a)(c)	46,519,649	51,472,000
192,250	Allen Organ Company, Class B’	6,030,882	13,073,000
185,000	St. John Knits International Inc. (a)	3,180,703	8,440,625
424,876	Gamestop Corporation Class ‘B’ (a)	5,119,810	8,242,594
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	2,605,000
		130,160,478	181,003,219
	Consumer Staples (0.21%)
250,000	Altria Group Inc.	7,640,521	15,957,500
195,000	Weyco Group, Inc.	1,285,375	8,484,450
		8,925,896	24,441,950
	Energy (2.08%)
2,061,000	Burlington Resources, Inc.	67,719,659	99,094,941
1,000,000	SEACOR Holdings Inc. (a)(c)	42,476,565	55,990,000
615,000	CONSOL Energy, Inc. (b)	11,494,952	25,946,850
275,000	ConocoPhillips	14,952,547	25,517,250
200,000	Murphy Oil Corporation	4,173,744	17,856,000
504,000	San Juan Basin Royalty Trust	2,533,460	13,592,741
		143,350,927	237,997,782
	Financials (0.02%)
114,750	East Texas Financial Services, Inc. (c)	862,687	1,904,850
8,200	Redwood Financial, Inc. (a)(e)	71,750	165,230
		934,437	2,070,080
	Health Care (0.75%)
1,000,000	Johnson & Johnson Inc.	55,850,767	64,700,000
802,839	Sola International Inc. (a)	12,994,539	20,800,242
		68,845,306	85,500,242
	Holding Companies (1.18%)
1,395	Berkshire Hathaway Inc., Class ‘A’ (a)	105,709,507	125,410,500
7,432	Case Pomeroy & Company, Inc. Class ‘A’	7,366,948	8,546,800
2,485	J.G. Boswell Company	573,840	1,553,125
		113,650,295	135,510,425
	Industrials (2.37%)
2,500,000	Tyco International Limited	37,527,905	90,350,000
4,775,000	Blount International Inc. (a)	61,850,030	85,711,250
765,000	SPX Corporation	34,198,773	32,053,500
700,000	UniFirst Corporation (c)	10,743,920	27,293,000
565,000	Franklin Electric Company, Inc.	11,923,048	24,854,350
188,000	Manpower Inc.	7,217,290	9,146,200
365,000	Kaiser Ventures LLC (a)(i)	–	1,277,500
4,805	Conbraco Industries, Inc. (a)	1,568,050	874,510
		165,029,016	271,560,310
	Materials (0.73%)
1,435,000	Vulcan Materials Company	59,885,908	81,048,800
45,000	TXI Capital Trust 5 1/2% Conv. Pfd.	1,450,589	2,283,750
		61,336,497	83,332,550
	Media (2.05%)
11,500,000	Liberty Media Corporation (a)	98,402,111	120,060,000
1,000,000	Liberty Media International (a)	33,361,789	45,280,000
1,575,000	Valassis Communications, Inc. (a)	45,909,183	53,471,250
1,000,000	The DIRECTV Group, Inc. (a)	10,572,284	15,050,000
34,924	Mills Music Trust (c)	1,055,337	1,606,504
		189,300,704	235,467,754
	Paper and Forest Products (2.22%)
3,585,000	Rayonier Inc. (c)	100,111,758	159,532,500
1,565,000	Plum Creek Timber Company, Inc.	43,222,016	55,901,800
375,000	Deltic Timber Corporation	9,704,395	15,221,250
925,200	Longview Fibre Company	6,870,479	14,368,356
161,000	Greif Inc., Class ‘A’	1,968,032	9,328,340
		161,876,680	254,352,246
	Precious Metals (1.82%)
2,500,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	88,980,990	92,025,000
445,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	13,421,317	18,948,100
925,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	9,690,611	7,030,000
5,471,750	Newmont Mining Corporation	37,636,211	90,028,343
		149,729,129	208,031,443
	Real Estate (0.21%)
500,000	Crescent Real Estate Equities Company	7,671,061	8,285,000
175,000	ProLogis	–	6,674,500

See Notes to Schedule of Investments

165,000	Catellus Development Corporation	607,726	4,425,300
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	4,181,755
21,124	Security Global European Realty (a)(e)	422,475	382,133
		11,636,506	23,948,688
	Retail (3.24%)
3,000,000	Costco Wholesale Corporation	114,039,395	141,810,000
2,500,000	Tiffany & Company	71,936,149	78,575,000
1,625,000	Barnes and Noble, Inc. (a)	30,355,707	53,137,500
1,000,000	Dillard’s Inc., Class ‘A’	16,266,643	26,240,000
575,000	The Sherwin-Williams Company	16,399,200	24,840,000
700,000	May Department Stores Company	16,184,110	23,730,000
245,000	Autozone Inc. (a)	20,555,051	21,866,250
150,000	Hancock Fabrics, Inc.	477,528	1,347,000
		286,213,783	371,545,750
	Technology and Telecommunications (0.72%)
3,875,000	American Power Conversion Corporation	67,495,512	82,421,250

	Transportation (0.42%)
1,000,000	Burlington Northern Santa Fe Corporation	28,871,737	48,180,000

	Utilities (0.13%)
315,000	CalEnergy Capital Trust 6.5% Conv. Pfd.	13,865,312	14,765,625

		1,601,222,215	2,260,129,314
	Common and Preferred Stocks-Non-U.S. (45.92%)

	Australia and New Zealand (0.29%)
6,650,000	News and Media NZ Limited exchangeable preference shares (10)	17,173,423	21,346,096
8,850,000	Capital Properties New Zealand Limited 8½% exchangeable preference shares (13)	5,435,262	6,297,608
1,417,500	Spotless Group Limited (8)	2,660,020	5,378,442
		25,268,705	33,022,146
	Austria (0.33%)
524,611	Flughafen Wien AG (16)	17,723,406	37,807,718

	Belgium (0.38%)
1,408,869	Deceuninck (1)	33,612,231	44,087,112

	Brazil (0.27%)
850,000	Petroleo Brasileiro SA ADR (3)	22,717,709	30,472,500

	Canada (1.71%)
1,500,000	EnCana Corporation (3)	47,287,728	88,635,000
2,025,000	Aber Diamond Corporation (a)(9)	66,056,173	66,554,744
3,825,000	IAMGOLD Corporation (12)	28,318,173	25,315,792
625,000	Pan American Silver Corporation (a)(b)(12)	1,994,168	9,468,703
300,000	Meridian Gold Inc. (a)(12)	1,088,716	5,520,804
		144,744,958	195,495,043
	Chile (0.07%)
700,000	Quinenco SA ADR (8)	4,366,596	8,253,000

	China (0.38%)
775,000	PetroChina Company, Limited ADR (3)	20,916,903	43,477,500

	Commonwealth of Independent States (0.07%)
556,624	Firebird Fund, L.P. (a)(b)(e)(7)	1,000,000	8,364,875

	Denmark (0.40%)
735,000	Carlsberg A/S, ‘B’ (2)	27,421,802	34,850,304
265,000	Carlsberg A/S, ‘A’ (2)	11,736,822	11,519,921
		39,158,624	46,370,225
	France (9.27%)
5,573,399	Sodexho Alliance SA (1)	156,905,726	168,308,461
2,000,000	Wendel Investissement (7)	47,167,114	153,267,000
3,500,000	Vivendi Universal SA (a)(10)	70,491,915	110,802,258
1,465,000	Essilor International SA (6)	71,835,914	104,146,557
2,085,000	Remy Cointreau SA (2)	65,460,511	83,711,566
641,860	L’Oréal SA (2)	66,025,685	66,541,002
2,497,500	PagesJaunes Group SA (a)(10)	44,894,157	60,007,552
750,000	Neopost SA (8)	43,205,272	57,915,360
615,000	Eurazeo (7)	27,798,502	53,025,817
900,000	Societe BIC SA (8)	41,548,917	49,294,580
765,000	Financiere Marc de Lacharriere SA (7)	31,307,572	35,643,774
42,250	Société Sucrière de Pithiviers-le-Vieil (c)(2)	19,939,959	32,405,209
155,000	Guyenne Et Gascogne SA (2)	16,788,228	18,075,071
56,250	Taittinger C.I. (1)	2,775,854	15,481,597
31,780	Taittinger SA (1)	7,172,299	10,156,189
350,000	Sagem SA (15)	1,825,715	7,053,543
80,702	Gaumont SA (10)	4,296,868	6,488,174

See Notes to Schedule of Investments

265,000	Business Objects SA ADR (a)(15)	5,073,912	6,463,350
385,000	Sabeton SA (c)(7)	4,841,233	6,277,425
70,000	NSC Groupe (c)(8)	12,400,388	5,524,134
42,252	Robertet SA C.I. (2)	800,508	4,907,858
21,500	Robertet SA (2)	647,190	3,185,867
20,000	Societe du Louvre Reg D (1)	2,397,071	2,556,624
		745,600,510	1,061,238,968
	Germany (2.09%)
1,725,000	Fraport AG (16)	58,923,204	66,085,143
732,455	Hornbach Holding AG Pfd. (1)	46,646,615	63,372,631
755,000	Merck KGaA (6)	17,659,034	50,028,958
113,393	Bertelsmann AG D.R.C. (10)	26,746,576	33,886,168
1,000,000	Suedzucker AG (2)	13,706,992	20,283,420
50,000	Axel Springer Verlag AG (20)	1,553,189	5,779,144
10,651	Hornbach Baumarkt AG (1)	391,481	443,192
		165,627,091	239,878,656
	Hong Kong (0.81%)
6,225,000	Guoco Group Limited (7)	52,462,656	62,850,169
25,000,000	Shaw Brothers (Hong Kong) Limited (c)(10)	25,226,481	27,725,070
21,500,000	City e-Solutions Limited (c)(1)	971,287	2,232,750
		78,660,424	92,807,989
	India (0.60%)
2,325,000	Tata Motors Limited (1)	23,275,395	26,900,716
7,150,000	Hindustan Lever Limited (2)	19,866,524	26,198,911
1,174,999	Nestle India Limited (2)	14,548,375	15,596,176
		57,690,294	68,695,803
	Israel (0.01%)
275,000	The Israel Land Development Company Limited (a)(7)	900,749	936,773

	Italy (0.76%)
5,000,000	Italcementi S.p.A. RNC (9)	48,300,970	62,741,640
2,550,000	Caltagirone Editore S.p.A. (10)	20,817,771	24,281,406
		69,118,741	87,023,046
	Japan (10.51%)
5,675,000	Shimano Inc. (1)	93,079,216	156,702,872
2,575,000	Ono Pharmaceutical Company, Limited (6)	106,968,545	139,471,398
3,000,000	Secom Company, Limited (8)	112,613,234	119,333,816
22,050,000	Aioi Insurance Company, Limited (4)	79,917,488	100,909,486
5,575,000	Toho Company Limited (10)	82,962,282	89,243,061
12,000,000	NIPPONKOA Insurance Company, Limited (4)	54,518,219	79,478,639
1,675,000	Kose Corporation (2)	63,509,891	67,760,077
555,000	Nintendo Company, Limited (15)	45,409,065	62,908,038
2,175,000	Daiichi Pharmaceutical Corporation (6)	34,701,037	50,293,266
1,250,000	Fuji Photo Film Company, Limited (1)	36,015,119	44,895,004
4,500,000	Mitsui Sumitomo Insurance Company, Limited (4)	23,444,565	39,493,121
7,575,000	Iino Kaiun Kaisha, Limited (c)(16)	30,440,269	37,664,736
1,500,000	Shimachu Company Limited (1)	35,941,986	36,640,116
2,000,000	Makita Corporation (1)	14,940,376	36,012,551
3,000,000	Wacoal Corporation (2)	27,650,425	33,309,196
1,000,000	Olympus Corporation (6)	28,186,553	28,366,227
2,825,000	Okumura Corporation (8)	12,673,085	17,755,974
1,125,000	Shoei Company, Limited (c)(7)	7,248,298	17,748,009
615,000	Chofu Seisakusho Company, Limited (1)	10,291,599	12,855,177
500,000	Aderans Company (2)	11,456,973	11,585,807
1,000,000	Nisshinbo Industries, Inc. (1)	4,271,416	7,955,588
1,497,500	Aida Engineering, Limited (8)	8,733,837	7,319,728
600,000	Mitsubishi Securities Company, Limited (4)	4,300,878	5,821,868
		929,274,356	1,203,523,755
	Luxembourg (0.32%)
733,500	Tenaris SA ADR (3)	23,048,412	36,161,550

	Mexico (0.71%)
12,725,000	Industrias Peñoles, SA de C.V. (12)	28,034,478	66,826,884
6,842,100	Embotelladoras Arca SA (2)	12,460,765	14,385,091
		40,495,243	81,211,975
	Netherlands (1.60%)
3,050,000	Heineken Holding NV (2)	79,781,676	93,134,812
5,125,000	Koninklijke Ahold NV (a)(14)	37,492,012	42,316,366
1,075,000	Arcadis NV (c)(8)	15,041,330	19,631,220
315,000	OPG Groep NV (6)	7,677,057	18,469,326
400,000	Holdingmaatschappij de Telegraaf NV (10)	4,416,693	9,991,704
		144,408,768	183,543,428

	Russia (0.00%)
250,000	YUKOS Oil Company ADR (a)(3)	6,914,216	535,000

	Singapore (0.46%)
4,000,000	Fraser & Neave Limited (2)	25,007,469	40,812,586

See Notes to Schedule of Investments

13,467,250	ComfortDelgro Corporation Limited (2)	3,279,184	12,342,065
		28,286,653	53,154,651
	South Africa (0.77%)
3,025,000	Harmony Gold Mining Company Limited ADR (2)	34,910,454	24,593,250
2,000,000	Gold Fields Limited (12)	7,102,817	22,967,278
1,425,000	Gold Fields Limited ADR (12)	18,096,752	16,131,000
7,150,000	Mvelaphanda Resources Limited (a)(12)	23,702,956	16,085,489
1,000,000	Harmony Gold Mining Company Limited (2)	4,591,642	8,276,950
		88,404,621	88,053,967
	South Korea (3.21%)
512,370	Samsung Electronics Company, Limited Pfd. (15)	95,096,325	160,336,350
2,225,000	KT&G Corporation (2)	58,910,392	68,211,679
46,250	Lotte Confectionery Company, Limited (a)(2)	14,466,853	33,399,027
65,500	Nam Yang Dairy Products (c)(2)	14,805,002	25,435,037
1,550,000	Samsung Corporation (15)	13,005,625	21,647,202
2,125,000	Daeduck Electronics Company, Limited (a)(15)	15,483,529	17,248,175
655,250	Daeduck GDS Company, Limited (a)	3,925,917	6,538,897
501,000	Kukdong Electric Wire Company, Limited (a)(c)(15)	10,918,559	11,945,985
317,280	Hana Bank (a)(4)	8,656,805	8,414,482
35,000	Amorepacific Corporation (2)	7,575,167	7,596,107
7,750	Lotte Chilsung Beverage Company (a)	1,161,734	6,788,321
		244,005,908	367,561,262
	Spain (1.94%)
3,500,000	Corporacion Financiera Alba SA (7)	75,163,515	134,679,300
2,000,000	Altadis SA (2)	61,486,900	87,342,624
		136,650,415	222,021,924
	Switzerland (4.88%)
625,000	Kuehne & Nagel International AG (16)	48,363,194	127,808,634
425,000	Nestle SA (2)	100,251,992	111,587,983
31,000	Pargesa Holding AG (7)	70,633,912	108,498,696
100,000	Schindler Holding PC (8)	29,423,652	36,354,456
88,500	Schindler Holding AG (c)(8)	29,445,915	33,514,264
26,500	Lindt & Spruengli AG (2)	13,387,426	36,350,248
1,875	Lindt & Spruengli AG PC (2)	17,591,951	26,508,457
56,250	Edipresse SA (10)	18,522,780	28,401,919
41,500	Sika Finanz AG (a)(9)	8,732,269	26,681,814
12,750	Zehnder Group AG-B (8)	15,497,318	16,148,069
45,000	Société Générale d'Affichage (a)(10)	2,606,947	6,570,311
		354,457,356	558,424,851
	Thailand (0.04%)
577,000	The Oriental Hotel Public Company Limited (1)	2,636,472	4,698,600

	United Kingdom (3.78%)
3,875,000	Anglo American Plc (12)	89,780,175	89,880,098
10,000,000	Associated British Ports Holding (16)	81,638,196	87,404,347
11,373,600	Millennium & Copthorne Hotel Plc (1)	64,231,721	79,549,580
1,375,000	Amdocs, Limited (a)(15)	29,218,760	40,906,250
18,000,000	Enodis Plc (a)(8)	15,180,578	40,327,434
4,375,000	IMI Plc (8)	16,704,937	33,523,827
12,600,000	Aggregate Industries Plc (9)	19,717,304	32,736,388
700,000	Antofagasta Holdings Plc (12)	1,822,782	16,078,258
3,000,000	McBride Plc (2)	7,569,080	8,257,522
145,000	Lonmin Plc (12)	292,225	2,626,178
700,000	J.Z. Equity Partners, Plc (4)	1,316,267	2,057,226
		327,472,025	433,347,108

	Miscellaneous (0.26%)
1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	30,305,000

	Total Common and Preferred Stocks	5,376,919,153	7,520,603,739
Ounces
	Commodities (0.98%)
168,851	Gold bullion (a)	68,148,084	71,350,464
6,020,173	Silver bullion (a)	38,459,741	40,575,963
	Total Commodities	106,607,825	111,926,427

Principal Amount
	Notes, Bonds and Convertible Bonds (8.94%)
	Commodity–Linked Notes (1.96%)
$1,800,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,860,502
2,000,000	UBS Gold-Linked Note 0% due 2/11/2005 (a)(b)(d)(e)(h)(12)	2,000,000	2,060,484
2,250,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,412,965
2,250,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,410,702
1,000,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,076,984
1,000,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,142,263
2,950,000	UBS Gold-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)(12)	2,950,000	3,176,707
2,000,000	UBS Gold-Linked Note 0% due 4/29/2005 (a)(b)(d)(e)(h)(12)	2,000,000	2,207,108
2,600,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	2,600,000	2,813,988

See Notes to Schedule of Investments

2,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,188,422
1,500,000	UBS Gold-Linked Note 0% due 5/20/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,667,925
2,050,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(g)(12)	2,050,000	2,399,135
2,900,000	UBS Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	2,900,000	3,295,722
3,400,000	UBS Gold-Linked Note 0% due 6/9/2005 (a)(b)(d)(e)(g)(12)	3,400,000	3,771,052
5,350,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(g)(12)	5,350,000	5,920,529
1,500,000	UBS Gold-Linked Note 0% due 7/5/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,677,347
5,300,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(g)(12)	5,300,000	5,776,645
1,800,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,897,540
1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,292,359
2,200,000	UBS Gold-Linked Note 0% due 8/17/2005 (a)(b)(d)(e)(g)(12)	2,200,000	2,431,552
2,250,000	UBS Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,411,741
1,200,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,273,072
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,116,762
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,104,899
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,092,397
1,150,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,135,204
1,200,000	UBS Gold-Linked Note 0% due 12/08/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,088,676
2,150,000	UBS Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	2,150,000	1,943,402
2,000,000	UBS Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,791,188
1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,025,714
1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(h)(12)	1,200,000	1,105,344
1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(h)(12)	1,150,000	1,059,071
1,150,000	UBS Gold-Linked Note 0% due 1/03/2006 (a)(b)(d)(e)(h)(12)	1,150,000	1,033,730
650,000	UBS Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(h)(12)	650,000	634,535
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,003,156
1,500,000	UBS Silver-Linked Note 0% due 3/18/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,465,285
2,500,000	UBS Silver-Linked Note 0% due 3/21/2005 (a)(b)(d)(e)(h)(12)	2,500,000	2,336,600
1,250,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(h)(12)	1,250,000	1,086,674
1,500,000	UBS Silver-Linked Note 0% due 3/29/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,351,861
1,000,000	UBS Silver-Linked Note 0% due 4/08/2005 (a)(b)(d)(e)(h)(12)	1,000,000	755,330
1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,750,911
2,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,351,068
1,500,000	UBS Silver-Linked Note 0% due 5/19/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,784,473
2,000,000	UBS Silver-Linked Note 0% due 5/27/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,505,090
1,500,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,780,776
1,500,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,711,422
2,000,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,306,096
2,000,000	UBS Silver-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,467,810
2,000,000	UBS Silver-Linked Note 0% due 7/6/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,422,736
2,000,000	UBS Silver-Linked Note 0% due 9/23/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,223,366
950,000	HSBC Gold-Linked Note 0% due 2/25/2005 (a)(b)(d)(e)(g)(12)	950,000	982,585
1,000,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,100,900
1,000,000	HSBC Gold-Linked Note 0% due 3/10/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,136,300
588,000	HSBC Gold-Linked Note 0% due 3/14/2005 (a)(b)(d)(e)(g)(12)	588,000	631,865
1,750,000	HSBC Gold-Linked Note 0% due 4/11/2005 (a)(b)(d)(e)(g)(12)	1,750,000	1,745,450
2,000,000	HSBC Gold-Linked Note 0% due 4/20/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,082,800
2,525,000	HSBC Gold-Linked Note 0% due 5/02/2005 (a)(b)(d)(e)(g)(12)	2,525,000	2,752,503
1,500,000	HSBC Gold-Linked Note 0% due 5/12/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,648,800
3,250,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(g)(12)	3,250,000	3,811,600
700,000	HSBC Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	700,000	790,370
1,091,000	HSBC Gold-Linked Note 0% due 6/16/2005 (a)(b)(d)(e)(g)(12)	1,091,000	1,225,193
2,263,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(g)(12)	2,263,000	2,554,927
5,035,000	HSBC Gold-Linked Note 0% due 6/27/2005 (a)(b)(d)(e)(g)(12)	5,035,000	5,478,583
5,170,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(g)(12)	5,170,000	5,622,375
1,000,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,086,200
1,150,000	HSBC Gold-Linked Note 0% due 6/30/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,256,950
1,200,000	HSBC Gold-Linked Note 0% due 7/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,282,800
1,200,000	HSBC Gold-Linked Note 0% due 7/14/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,284,960
3,723,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	3,723,000	3,905,799
6,600,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	6,600,000	6,899,640
6,000,000	HSBC Gold-Linked Note 0% due 7/22/2005 (a)(b)(d)(e)(g)(12)	6,000,000	6,345,600
7,714,000	HSBC Gold-Linked Note 0% due 7/26/2005 (a)(b)(d)(e)(g)(12)	7,714,000	8,066,530
1,180,000	HSBC Gold-Linked Note 0% due 7/29/2005 (a)(b)(d)(e)(g)(12)	1,180,000	1,272,158
1,655,000	HSBC Gold-Linked Note 0% due 8/02/2005 (a)(b)(d)(e)(g)(12)	1,655,000	1,830,761
1,095,000	HSBC Gold-Linked Note 0% due 8/05/2005 (a)(b)(d)(e)(g)(12)	1,095,000	1,226,071
1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,240,987
1,157,500	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,157,500	1,276,491
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(g)(12)	1,174,000	1,294,687
1,200,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,287,960
1,000,000	HSBC Gold-Linked Note 0% due 9/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,044,600
1,000,000	HSBC Gold-Linked Note 0% due 9/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,055,500
1,000,000	HSBC Gold-Linked Note 0% due 9/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,084,100
1,000,000	HSBC Gold-Linked Note 0% due 9/19/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,062,500
1,000,000	HSBC Gold-Linked Note 0% due 10/03/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,035,300
1,000,000	HSBC Gold-Linked Note 0% due 10/04/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,033,800
1,000,000	HSBC Gold-Linked Note 0% due 10/21/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,012,300
1,000,000	HSBC Gold-Linked Note 0% due 10/25/2005 (a)(b)(d)(e)(g)(12)	1,000,000	999,400

See Notes to Schedule of Investments

1,000,000	HSBC Gold-Linked Note 0% due 10/27/2005 (a)(b)(d)(e)(g)(12)	1,000,000	982,500
1,210,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,210,000	1,197,295
1,000,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,000,000	987,100
1,000,000	HSBC Gold-Linked Note 0% due 11/01/2005 (a)(b)(d)(e)(g)(12)	1,000,000	968,100
1,000,000	HSBC Gold-Linked Note 0% due 11/02/2005 (a)(b)(d)(e)(g)(12)	1,000,000	973,200
1,000,000	HSBC Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,000,000	977,700
855,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	855,000	841,747
1,000,000	HSBC Gold-Linked Note 0% due 11/08/2005 (a)(b)(d)(e)(g)(12)	1,000,000	967,100
1,000,000	HSBC Gold-Linked Note 0% due 11/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	987,800
1,000,000	HSBC Gold-Linked Note 0% due 11/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	956,900
1,000,000	HSBC Gold-Linked Note 0% due 11/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	951,000
2,000,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,871,400
1,552,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	1,552,000	1,456,707
1,173,000	HSBC Gold-Linked Note 0% due 11/24/2005 (a)(b)(d)(e)(g)(12)	1,173,000	1,079,277
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	906,900
1,000,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(g)(12)	1,000,000	904,500
2,000,000	HSBC Gold-Linked Note 0% due 12/05/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,797,800
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(g)(12)	1,000,000	896,900
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(g)(12)	1,000,000	888,800
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	905,300
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	898,200
2,000,000	HSBC Gold-Linked Note 0% due 12/12/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,795,800
1,000,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	887,400
1,000,000	HSBC Gold-Linked Note 0% due 12/14/2005 (a)(b)(d)(e)(g)(12)	1,000,000	891,200
1,000,000	HSBC Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	944,500
1,000,000	HSBC Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	937,100
1,000,000	HSBC Gold-Linked Note 0% due 12/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	938,100
1,000,000	HSBC Gold-Linked Note 0% due 12/21/2005 (a)(b)(d)(e)(g)(12)	1,000,000	939,400
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	1,000,000	937,200
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	1,000,000	928,000
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(g)(12)	1,000,000	921,200
1,320,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(h)(12)	1,320,000	1,198,824
1,000,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	925,800
1,000,000	HSBC Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(g)(12)	1,000,000	926,500
2,000,000	HSBC Gold-Linked Note 0% due 1/04/2006 (a)(b)(d)(e)(g)(12)	2,000,000	1,842,600
1,000,000	HSBC Gold-Linked Note 0% due 1/05/2006 (a)(b)(d)(e)(g)(12)	1,000,000	918,100
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(g)(12)	1,000,000	948,900
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(g)(12)	1,000,000	937,000
2,100,000	HSBC Gold-Linked Note 0% due 1/30/2006 (a)(b)(d)(e)(h)(12)	2,100,000	2,068,080
1,000,000	HSBC Silver-Linked Note 0% due 10/05/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,016,300
1,000,000	HSBC Silver-Linked Note 0% due 10/06/2005 (a)(b)(d)(e)(g)(12)	1,000,000	995,300
1,000,000	HSBC Silver-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	1,000,000	943,100
1,000,000	HSBC Silver-Linked Note 0% due 11/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	849,300
		215,555,500	224,133,595

	U.S. Treasury Notes (1.42%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	8,488,798	9,102,600
36,327,360	U.S. Treasury Inflation Index Note 4 1/4% due 1/15/2010 (5)	38,646,978	41,792,085
95,604,300	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (5)	104,185,626	106,285,117
5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,714,166	5,594,730
		156,035,568	162,774,532
	U.S. Dollar Bonds and Notes (2.46%)
1,545,000	Hollinger International Publishing 8 5/8% due 3/15/2005 (10)	1,620,900	1,557,070
2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (a)(f)(1)	2,504,977	10,312
5,000,000	Tyco International Group SA 6 3/8% due 2/15/2006 (8)	4,742,289	5,146,820
20,500,000	Tyco International Group SA 6 3/4% due 2/15/2011 (8)	17,283,379	22,993,313
3,500,000	American Standard Companies Inc. 7 1/8% due 6/01/2006 (8)	3,188,803	4,850,738
4,910,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (8)	5,236,862	5,656,487
20,000,000	Lucent Technologies 7 1/4% due 7/15/2006 (15)	15,672,905	20,900,000
4,500,000	Penton Media Inc. 11 7/8% due 10/01/2007 (10)	4,187,451	4,567,500
5,500,000	Penton Media Inc. 10 3/8% due 6/15/2011 (10)	4,147,092	3,740,000
15,140,000	Columbus McKinnon Corporation 8 1/2% due 4/01/2008 (8)	13,951,442	15,215,700
3,500,000	Computer Associates 6 1/2% due 4/15/2008 (15)	3,079,357	3,734,367
22,000,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (15)	15,132,171	17,600,000
2,385,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,456,760	2,623,500
4,850,000	Crescent Real Estate Equities Company 9 1/4% due 4/15/2009 (13)	4,928,625	5,286,500
13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	12,884,181	15,584,535
5,400,000	St. John Knits International Inc. 12 1/2% due 7/01/2009 (1)	5,272,159	5,784,750
1,900,000	Sanmina-SCI Corporation 10 3/8% due 1/15/2010 (15)	1,899,034	2,166,000
1,250,000	Freeport McMoRan Copper and Gold, Inc. 10 1/8% due 2/01/2010 (12)	1,273,750	1,418,750
610,000	Ethyl Corporation 8 7/8% due 5/01/2010 (9)	646,600	674,050
5,735,000	Columbus McKinnon Corporation 10% due 8/01/2010 (8)	5,900,063	6,394,525
1,878,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	1,893,090	2,061,105
2,750,000	Monitronics International Inc. 11 3/4% due 9/01/2010 (b)(8)	2,749,338	3,011,250
6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,351,750	8,262,750
13,000,000	Steinway Musical Instruments 8 3/4% due 4/15/2011 (1)	13,134,413	14,040,000
1,500,000	Citizens Communications 9 1/4% due 5/15/2011 (15)	1,336,470	1,758,750
10,000,000	Texas Industries Inc. 10 1/4% due 6/15/2011 (9)	10,437,500	11,650,000

See Notes to Schedule of Investments

3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,414,450	3,648,750
5,812,000	Blount International Inc. 8 7/8% due 8/01/2012 (8)	5,812,000	6,349,610
5,500,000	Greif Inc. Corporation 8 7/8% due 8/01/2012 (9)	5,486,395	6,105,000
646,000	Manitowoc Company Inc. 10 1/2% due 8/01/2012 (8)	646,000	746,130
6,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	6,000,000	7,125,000
19,795,225	Winn-Dixie 7.803% due 9/01/2017 (b)(2)	16,610,907	16,281,573
20,000,000	Winn-Dixie 8.181% due 9/01/2024 (b)(2)	15,697,314	15,850,000
2,000,000	Legrand SA 8 1/2% due 2/15/2025 (8)	1,955,604	2,370,000
4,200,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,528,097	4,621,554
10,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (b)(4)	6,096,309	12,848,700
10,000,000	Christiania Bank Floating Rate Perpetual Notes (1.75% @ 1/31/2005) (4)	6,826,750	8,440,230
5,500,000	Bergen Bank Floating Rate Perpetual Notes (2.115% @ 1/31/2005) (4)	3,888,750	4,613,125
3,500,000	Den Norske Bank Floating Rate Perpetual Notes (2.15% @ 1/31/2005) (4)	2,610,000	3,097,672
3,170,000	Den Norske Bank Floating Rate Perpetual Notes (2.0625% @ 1/31/2005) (4)	2,059,625	2,792,199
		243,543,562	281,578,315
	U.S. Dollar Convertible Bonds (0.33%)
2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,714,345	1,940,000
15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	11,413,758	14,325,000
12,000,000	Ivax Corporation 4 1/2% due 5/15/2008 (6)	10,171,154	12,045,000
10,000,000	CP Ships Limited 4% due 6/30/2024 (16)	9,420,267	9,525,000
2,500,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(i)(10)	2,482,264	25,000
		35,201,788	37,860,000
	Non U.S. Dollar Notes and Bonds (2.60%)
85,000,000	Singapore Government 2 5/8% due 10/01/2007 (5)	51,831,061	53,049,607
8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,267,893	7,376,912
205,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	27,257,623	27,485,948
5,000,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	4,341,616	6,954,082
15,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	23,693,439	31,033,005
1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,320,443
125,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	21,175,671	22,264,690
2,000,000	Independent News and Media 8% due 12/15/2008 (10)	2,417,480	2,915,334
2,500,000	Independent News and Media 5 3/4% due 5/17/2009(10)	2,672,936	3,379,625
165,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	44,064,067	44,723,684
14,274,780	Republic of France O.A.T. 3% due 7/25/2009 (5)	12,219,071	20,388,925
3,750,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	3,538,155	5,796,428
6,240,000	Flowserve Finance B.V. 12 1/4% due 8/15/201 (8)	6,213,001	8,973,750
11,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/201 (1)	12,158,896	12,913,560
3,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/201 (1)	3,238,321	3,521,880
4,000,000	Riverdeep Group Limited 9 1/4% due 4/15/2011 (b)(15)	4,770,236	5,582,832
8,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,848,927	12,445,606
3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	4,959,073	5,639,549
5,875,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	9,171,320	12,609,383
4,000,000	Fimep SA 11% due 2/15/2013 (8)	4,582,369	6,404,604
1,500,000	Odyssee Financing 8 3/8% due 10/15/2014 (b)(10)	1,898,550	2,171,826
		256,053,510	297,951,673
	Non U.S. Dollar Convertible Bonds (0.17%)
10,000,000	Wegener NV 5 1/2% due 4/26/2005 (10)	12,100,894	13,044,000
1,000,000	Aegis Group Plc 2% due 5/15/2006 (10)	951,361	1,394,078
1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,161,646	1,278,502
4,222,459	Evergreen Forest Limited 0% due 3/19/2009 (a)(b)(11)	2,570,133	3,602,349
		16,784,034	19,318,929
	Total Notes, Bonds and Convertible Bonds	923,173,962	1,023,617,044

	Short Term Investments (24.43%)
20,232,000	Bayer Corporation 2.49% due 2/01/2005	20,232,000	20,232,000
25,000,000	Bayer Corporation 2.42% due 2/22/2005	24,964,708	24,964,708
47,746,000	Bayer Corporation 2.47% due 3/14/2005	47,611,688	47,611,688
25,000,000	Bayer Corporation 2.47% due 3/14/2005	24,929,674	24,929,674
19,000,000	Wal-Mart Stores, Inc. 2.23% due 2/01/2005	19,000,000	19,000,000
19,440,000	Wal-Mart Stores, Inc. 2.41% due 2/23/2005	19,411,369	19,411,369
33,100,000	Wal-Mart Stores, Inc. 2.41% due 3/15/2005	33,006,934	33,006,934
30,000,000	Wal-Mart Stores, Inc. 2.50% due 3/29/2005	29,883,333	29,883,333
18,500,000	Merck & Company, Inc. 2.24% due 2/01/2005	18,500,000	18,500,000
25,000,000	Merck & Company, Inc. 2.47% due 2/04/2005	24,994,854	24,994,854
25,000,000	Merck & Company, Inc. 2.48% due 2/10/2005	24,984,500	24,984,500
18,000,000	The Coca-Cola Company 2.24% due 2/01/2005	18,000,000	18,000,000
25,000,000	The Coca-Cola Company 2.24% due 2/04/2005	24,995,333	24,995,333
25,000,000	The Coca-Cola Company 2.25% due 2/08/2005	24,989,063	24,989,063
21,782,000	The Coca-Cola Company 2.28% due 2/09/2005	21,770,964	21,770,964
23,500,000	The Coca-Cola Company 2.31% due 2/11/2005	23,484,921	23,484,921
26,229,000	The Coca-Cola Company 2.39% due 2/22/2005	26,192,432	26,192,432
18,333,000	The Coca-Cola Company 2.36% due 2/22/2005	18,307,762	18,307,762
25,000,000	The Coca-Cola Company 2.30% due 2/28/2005	24,956,875	24,956,875
25,325,000	The Coca-Cola Company 2.41% due 3/03/2005	25,274,139	25,274,139
7,042,000	The Coca-Cola Company 2.41% due 3/04/2005	7,027,386	7,027,386
33,140,000	The Coca-Cola Company 2.41% due 3/11/2005	33,055,696	33,055,696
22,100,000	The Coca-Cola Company 2.48% due 3/14/2005	22,037,580	22,037,580
25,154,000	The Coca-Cola Company 2.43% due 3/18/2005	25,077,595	25,077,595

See Notes to Schedule of Investments

9,338,000	The Coca-Cola Company 2.47% due 3/21/2005	9,307,247	9,307,247
20,000,000	The Coca-Cola Company 2.40% due 3/24/2005	19,932,000	19,932,000
16,600,000	RaboBank USA Finance Corporation 2.29% due 2/01/2005	16,600,000	16,600,000
35,506,000	RaboBank USA Finance Corporation 2.29% due 2/02/2005	35,503,741	35,503,741
30,000,000	RaboBank USA Finance Corporation 2.29% due 2/11/2005	29,980,917	29,980,917
32,646,000	RaboBank USA Finance Corporation 2.39% due 3/10/2005	32,565,809	32,565,809
25,000,000	RaboBank USA Finance Corporation 2.43% due 3/21/2005	24,919,000	24,919,000
27,633,000	RaboBank USA Finance Corporation 2.43% due 3/23/2005	27,539,739	27,539,739
26,325,000	RaboBank USA Finance Corporation 2.46% due 3/24/2005	26,233,444	26,233,444
14,500,000	7-Eleven Inc. 2.28% due 2/01/2005	14,500,000	14,500,000
2,975,000	7-Eleven Inc. 2.38% due 2/14/2005	2,972,443	2,972,443
14,250,000	7-Eleven Inc. 2.44% due 2/22/2005	14,229,718	14,229,718
19,000,000	7-Eleven Inc. 2.39% due 2/23/2005	18,972,249	18,972,249
15,000,000	7-Eleven Inc. 2.42% due 2/24/2005	14,976,808	14,976,808
9,000,000	7-Eleven Inc. 2.35% due 2/28/2005	8,984,137	8,984,137
10,000,000	Knight-Ridder Inc. 2.27% due 2/01/2005	10,000,000	10,000,000
4,331,000	Knight-Ridder Inc. 2.27% due 2/01/2005	4,331,000	4,331,000
15,959,000	Knight-Ridder Inc. 2.25% due 2/04/2005	15,956,008	15,956,008
10,198,000	Knight-Ridder Inc. 2.38% due 3/10/2005	10,173,055	10,173,055
30,000,000	DuPont Ei Nemour 2.24% due 2/02/2005	29,998,133	29,998,133
25,000,000	DuPont Ei Nemour 2.24% due 2/03/2005	24,996,889	24,996,889
14,200,000	DuPont Ei Nemour 2.24% due 2/03/2005	14,198,233	14,198,233
25,000,000	DuPont Ei Nemour 2.30% due 2/10/2005	24,985,625	24,985,625
32,167,000	DuPont Ei Nemour 2.36% due 2/25/2005	32,116,391	32,116,391
25,000,000	DuPont Ei Nemour 2.32% due 3/02/2005	24,953,278	24,953,278
30,000,000	DuPont Ei Nemour 2.48% due 3/09/2005	29,925,600	29,925,600
20,000,000	Sara Lee Corporation 2.27% due 2/02/2005	19,998,739	19,998,739
24,000,000	Sara Lee Corporation 2.32% due 2/04/2005	23,995,360	23,995,360
25,071,000	Sara Lee Corporation 2.51% due 2/09/2005	25,057,016	25,057,016
20,000,000	Sara Lee Corporation 2.32% due 2/09/2005	19,989,689	19,989,689
20,000,000	Sara Lee Corporation 2.37% due 2/14/2005	19,982,883	19,982,883
25,000,000	Sara Lee Corporation 2.50% due 2/25/2005	24,958,333	24,958,333
16,429,000	Sara Lee Corporation 2.41% due 2/28/2005	16,399,305	16,399,305
30,000,000	Sara Lee Corporation 2.51% due 3/07/2005	29,928,883	29,928,883
20,000,000	Sara Lee Corporation 2.52% due 3/16/2005	19,939,800	19,939,800
27,000,000	Sara Lee Corporation 2.48% due 3/18/2005	26,916,300	26,916,300
24,500,000	Sara Lee Corporation 2.55% due 3/21/2005	24,416,700	24,416,700
30,000,000	Sara Lee Corporation 2.58% due 3/31/2005	29,875,300	29,875,300
13,000,000	Henkel Corporation 2.36% due 2/02/2005	12,999,148	12,999,148
11,000,000	Henkel Corporation 2.38% due 2/03/2005	10,998,546	10,998,546
5,000,000	Henkel Corporation 2.36% due 2/03/2005	4,999,344	4,999,344
14,864,000	Henkel Corporation 2.35% due 2/04/2005	14,861,089	14,861,089
14,000,000	Henkel Corporation 2.38% due 2/04/2005	13,997,223	13,997,223
6,036,000	Henkel Corporation 2.35% due 2/04/2005	6,034,818	6,034,818
30,000,000	Henkel Corporation 2.40% due 2/22/2005	29,958,000	29,958,000
7,500,000	Henkel Corporation 2.51% due 2/22/2005	7,489,019	7,489,019
12,000,000	Henkel Corporation 2.39% due 2/23/2005	11,982,473	11,982,473
23,500,000	Henkel Corporation 2.52% due 3/11/2005	23,437,490	23,437,490
22,500,000	Shell Finance UK Plc 2.27% due 2/03/2005	22,497,163	22,497,163
20,000,000	Shell Finance UK Plc 2.28% due 2/07/2005	19,992,400	19,992,400
12,937,000	Shell Finance UK Plc 2.28% due 2/07/2005	12,932,084	12,932,084
12,468,000	Shell Finance UK Plc 2.28% due 2/07/2005	12,463,262	12,463,262
20,093,000	Shell Finance UK Plc 2.30% due 2/11/2005	20,080,163	20,080,163
15,084,000	Shell Finance UK Plc 2.28% due 2/11/2005	15,074,447	15,074,447
20,000,000	Shell Finance UK Plc 2.30% due 2/15/2005	19,982,111	19,982,111
25,000,000	Unilever Capital Corporation 2.27% due 2/07/2005	24,990,542	24,990,542
20,000,000	Unilever Capital Corporation 2.28% due 2/07/2005	19,992,400	19,992,400
25,000,000	Unilever Capital Corporation 2.32% due 2/15/2005	24,977,444	24,977,444
20,000,000	Unilever Capital Corporation 2.27% due 2/18/2005	19,978,561	19,978,561
20,000,000	Unilever Capital Corporation 2.35% due 2/22/2005	19,972,583	19,972,583
15,000,000	Unilever Capital Corporation 2.31% due 2/25/2005	14,976,900	14,976,900
3,317,000	Unilever Capital Corporation 2.42% due 2/25/2005	3,311,649	3,311,649
20,000,000	Unilever Capital Corporation 2.48% due 3/01/2005	19,961,422	19,961,422
17,317,000	Unilever Capital Corporation 2.46% due 3/04/2005	17,280,317	17,280,317
10,000,000	Unilever Capital Corporation 2.44% due 3/04/2005	9,978,989	9,978,989
22,622,000	American Express Credit Corporation 2.28% due 2/07/2005	22,613,404	22,613,404
26,000,000	American Express Credit Corporation 2.32% due 2/15/2005	25,976,542	25,976,542
7,332,000	American Express Credit Corporation 2.18% due 2/15/2005	7,325,784	7,325,784
28,000,000	American Express Credit Corporation 2.38% due 2/23/2005	27,959,276	27,959,276
20,409,000	American Express Credit Corporation 2.39% due 2/25/2005	20,376,482	20,376,482
25,000,000	American Express Credit Corporation 2.40% due 2/28/2005	24,955,000	24,955,000
25,000,000	American Express Credit Corporation 2.47% due 3/11/2005	24,934,819	24,934,819
24,231,000	American Express Credit Corporation 2.45% due 3/23/2005	24,148,547	24,148,547
15,000,000	Diageo Capital Plc 2.26% due 2/08/2005	14,993,408	14,993,408
47,944,000	Diageo Capital Plc 2.32% due 2/11/2005	47,913,103	47,913,103
19,500,000	Diageo Capital Plc 2.37% due 2/16/2005	19,480,744	19,480,744

See Notes to Schedule of Investments

25,000,000	Diageo Capital Plc 2.38% due 2/18/2005	24,971,903		24,971,903
15,000,000	Diageo Capital Plc 2.42% due 3/04/2005	14,968,742		14,968,742
15,000,000	Nestlé Capital Corporation 2.28% due 02/09/2005	14,992,400		14,992,400
15,000,000	Nestlé Capital Corporation 2.28% due 02/09/2005	14,992,400		14,992,400
25,000,000	Nestlé Capital Corporation 2.28% due 02/10/2005	24,985,750		24,985,750
25,000,000	Nestlé Capital Corporation 2.36% due 02/14/2005	24,978,694		24,978,694
26,688,000	Nestlé Capital Corporation 2.37% due 02/18/2005	26,658,132		26,658,132
25,836,000	Nestlé Capital Corporation 2.37% due 02/18/2005	25,807,085		25,807,085
15,000,000	Nestlé Capital Corporation 2.40% due 03/14/2005	14,959,000		14,959,000
14,898,000	Nestlé Capital Corporation 2.40% due 03/14/2005	14,857,279		14,857,279
45,000,000	Procter & Gamble Company 2.29% due 2/10/2005	44,974,237		44,974,237
16,810,000	Procter & Gamble Company 2.28% due 2/14/2005	16,796,160		16,796,160
12,915,000	Procter & Gamble Company 2.50% due 3/02/2005	12,888,991		12,888,991
19,761,000	Procter & Gamble Company 2.40% due 3/03/2005	19,721,478		19,721,478
25,000,000	Procter & Gamble Company 2.36% due 3/14/2005	24,932,806		24,932,806
6,099,000	Procter & Gamble Company 2.56% due 4/20/2005	6,065,171		6,065,171
7,000,000	Hitachi Limited 2.36% due 2/10/2005	6,995,870		6,995,870
5,000,000	Hitachi Limited 2.50% due 3/24/2005	4,982,292		4,982,292
25,000,000	Exxon Project Investment Corporation 2.21% due 2/11/2005	24,984,653		24,984,653
20,000,000	Exxon Project Investment Corporation 2.26% due 2/16/2005	19,981,167		19,981,167
22,883,000	Gannett Company Inc. 2.30% due 2/11/2005	22,868,380		22,868,380
20,000,000	Gannett Company Inc. 2.24% due 2/11/2005	19,987,556		19,987,556
28,718,000	Gannett Company Inc. 2.44% due 3/07/2005	28,651,821		28,651,821
4,100,000	Praxair Inc. 2.45% due 2/11/2005	4,097,210		4,097,210
10,570,000	Praxair Inc. 2.43% due 2/14/2005	10,560,725		10,560,725
9,450,000	Praxair Inc. 2.48% due 2/16/2005	9,440,235		9,440,235
26,000,000	Praxair Inc. 2.46% due 2/17/2005	25,971,573		25,971,573
6,170,000	Praxair Inc. 2.50% due 2/18/2005	6,162,716		6,162,716
14,600,000	Praxair Inc. 2.54% due 2/22/2005	14,578,368		14,578,368
6,000,000	Sherwin Williams Co. 2.38% due 2/15/2005	5,994,447		5,994,447
6,000,000	Sherwin Williams Co. 2.38% due 2/16/2005	5,994,050		5,994,050
24,200,000	Caterpillar Financial Services 2.38% due 2/22/2005	24,166,402		24,166,402
2,779,000	Caterpillar Financial Services 2.37% due 2/22/2005	2,775,158		2,775,158
23,245,000	Caterpillar Financial Services 2.38% due 2/24/2005	23,209,655		23,209,655
15,000,000	General Electric Company 2.35% due 2/25/2005	14,976,500		14,976,500
30,000,000	General Electric Company 2.45% due 3/23/2005	29,897,917		29,897,917
22,346,000	General Electric Company 2.46% due 3/28/2005	22,262,016		22,262,016
30,000,000	Pitney Bowes 2.48% due 2/28/2005	29,944,200		29,944,200
10,000,000	L’Oréal SA 2.46% due 2/28/2005	9,981,550		9,981,550
23,000,000	Pfizer Inc. 2.45% due 3/21/2005	22,924,867		22,924,867
	Total Short-Term Investments	2,797,814,830		2,797,814,830

	Total Investments (100.00%)	$9,204,515,770	*	$11,453,962,040

______________
*	At January 31, 2005 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector/Industry Classifications
CAD - Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR - euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP - pound sterling	(3) Energy	(12) Precious Metals
HKD - Hong Kong dollar	(4) Financials	(13) Real Estate
MYR - Malaysian ringgit	(5) Government Issues	(14) Retail
NZD - New Zealand dollar	(6) Health Care	(15) Technology
SEK - Swedish krona	(7) Holding Companies	(16) Transportation
SGD - Singapore dollar	(8) Industrials	(17) Utilities
ZAR - South African rand	(9) Materials

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the quarter ended January 31, 2005.

See Notes to Schedule of Investments

	Purchases		Dividend Income
Affiliate	Shares	Cost
Arcadis N.V.	75,000	$1,328,963	–
Blount International, Inc.	1,775,000	28,744,710	–
City e-Solutions Limited	–	–	–
Deceuninck SA	523,869	15,515,778	–
East Texas Financial Services, Inc.	–	–	$5,738
Iino Kaiun Kaisha, Limited	1,925,000	9,252,992	–
Kukdong Electric Wire Company, Limited	–	–	241,000
Mills Music Trust	–	–	24,590
Nam Yang Dairy Products	–	–	49,888
NSC Groupe	–	–	–
Papa John’s International Inc.	100,000	3,370,160	–
Rayonier Inc.	–	–	2,007,600
Sabeton SA	–	–	–
Seacor Holdings Inc.	–	–	–
Shaw Brothers (Hong Kong) Limited	250,000	252,887	160,485
Shoei Company, Limited	–	–	151,323
Société Sucrière de Pithiviers-le-Vieil	2,744	2,095,977	–
Unifirst Corporation	24,200	650,695	26,250

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1 1/2 to 1
(h)	Leveraged 2 to 1
(i)	Restricted security priced at fair value by the Valuation Committee of the Board of Trustees.

See Notes to Schedule of Investments

First Eagle Overseas Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks (76.43%)

	Australia and New Zealand (0.89%)
8,325,000	Spotless Group Limited (8)	$22,677,543	$31,587,672
12,000,000	Carter Holt Harvey Limited (11)	10,666,066	18,598,452
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,633	12,211,716
5,000,000	Capital Properties New Zealand Limited 8 1/2 % exchangeable preference shares (13)	3,415,671	3,557,971
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	1,819,143
5,500,000	Evergreen Forests Limited (a)(11)	1,633,003	1,290,374
		49,216,270	69,065,328
	Austria(0.51%)
552,458	Flughafen Wien AG (16)	17,969,696	39,814,598

	Belgium (0.77%)
1,633,076	Deceuninck (c)(1)	35,150,681	51,103,122
20,000	Electrabel SA (17)	5,527,725	8,817,744
		40,678,406	59,920,866
	Brazil (0.27%)
575,000	Petroleo Brasiliero SA ADR (3)	14,974,619	20,613,750

	Canada (2.42%)
2,000,000	EnCana Corporation (3)	66,349,465	118,180,000
1,575,000	Aber Diamond Corporation (9)	43,201,304	51,764,801
1,500,000	IAMGOLD Corporation (12)	4,433,304	9,927,761
3,000,000	Norske Skog Canada Limited (a)(11)	10,065,599	8,499,132
50,000	Metallica Resources Inc. (a)(12)	59,469	66,589
		124,109,141	188,438,283
	Chile (0.36%)
2,375,300	Quinenco SA ADR (8)	15,508,046	28,004,787

	China (0.65%)
900,000	PetroChina Company, Limited ADR (3)	21,924,203	50,490,000

	Commonwealth of Independent States (0.11%)
352,296	Firebird Fund, L.P. (a)(b)(e)(7)	353,178	5,132,964
4,919	Firebird Republic Fund, Ltd. Class ‘A’ (a)(b)(e)(7)	719,082	2,001,220
100,000	First NIS Regional Fund SICAF (7)	1,000,000	880,000
9,000	Baltic Republic Fund (a)(e)(7)	185,750	454,050
		2,258,010	8,468,234
	Denmark (0.38%)
425,000	Carlsberg A/S, ‘B’ (2)	14,678,853	20,151,536
225,000	Carlsberg A/S, ‘A’ (2)	9,948,430	9,781,065
		24,627,283	29,932,601
	France (14.26%)
2,225,000	Wendel Investissement (7)	53,580,795	170,509,537
3,610,361	Sodexho Alliance (1)	104,117,065	107,938,414
1,265,000	Essilor International SA (6)	55,902,323	89,928,597
2,725,000	Vivendi Universal SA (a)(10)	49,150,977	86,267,472
1,875,000	Remy Cointreau SA (2)	56,931,230	75,280,185
670,957	Eurazeo (7)	30,594,719	57,850,476
745,000	Neopost SA (8)	30,417,449	57,529,258
602,000	L’Orèal SA (2)	44,763,184	45,112,544
3,775,000	Elior SA (1)	29,459,811	44,021,543
150,000	Galeries Lafayette SA (14)	20,821,215	41,284,260

See Notes to Schedule of Investments.

315,000	Société du Louvre Reg D (1)	18,879,612	40,266,828
855,000	Financiere Marc de Lacharriere SA (7)	31,103,539	39,837,159
700,000	Société BIC SA (8)	27,529,842	38,340,229
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	29,720,754
195,000	Robertet SA (c)(2)	14,252,005	28,895,069
51,500	Robertet SA C.I. (2)	2,151,628	5,982,076
135,000	Société Fonciere Financiere et de Participations (7)	14,602,122	28,351,134
1,147,500	PagesJaunes Groupe SA (a)(10)	20,850,180	27,571,038
535,000	Laurent-Perrier (c)(2)	17,570,873	23,796,821
275,000	Gaumont SA (c)(10)	13,978,318	21,701,955
235,349	Carbone Lorraine SA (a)(8)	5,990,968	12,156,774
35,000	Taittinger SA (1)	6,919,093	11,185,230
23,500	Taittinger C.I. (1)	1,394,587	6,467,867
1,400,000	FINEL (b)(e)(i)(11)	2,407,421	3,907,982
175,000	Sagem SA (15)	909,496	3,526,771
100,000	Business Objects SA ADR (a)(15)	1,914,777	2,439,000
26,499	NSC Groupe (8)	4,385,060	2,091,200
20,000	Didot-Bottin (7)	1,934,129	1,946,165
100,000	Sabeton SA (7)	1,463,142	1,630,500
1,000	Société Vermandoise de Sucrèries (2)	854,846	1,610,934
17,000	Société Française des Papiers Peints (a)(c)(1)	779,335	82,268
		680,919,179	1,107,230,040
	Germany (3.30%)
140,500	Bertelsmann AG D.R.C (10)	31,678,271	41,986,745
475,000	Hornbach Holding AG Pfd. (14)	26,548,192	41,097,405
571,500	Merck KGaA (6)	12,112,839	37,869,602
750,000	Pfeiffer Vacuum Technology AG (c)(8)	25,104,199	35,463,375
255,000	Axel Springer Verlag AG (10)	13,458,494	29,473,635
1,275,000	Suedzucker AG (2)	20,571,626	25,861,361
635,000	Fraport AG (a)(16)	21,796,080	24,326,995
405,000	Vossloh AG (16)	8,157,152	20,803,745
		159,426,853	256,882,863
	Hong Kong (1.70%)
7,500,000	Guoco Group Limited (7)	55,246,509	75,723,095
20,749,500	Shaw Brothers (Hong Kong) Limited (c)(10)	20,005,022	23,011,253
7,000,000	Hopewell Holdings Limited (13)	7,763,618	17,679,941
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	11,602,862
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	1,615,426
11,250,000	City e-Solutions Limited (1)	336,425	1,168,299
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	1,107,721
		97,095,916	131,908,597
	India (0.44%)
4,250,000	Hindustan Lever Limited (2)	11,835,191	15,572,779
1,150,000	Tata Motors Limited (1)	11,635,888	13,305,731
425,001	Nestle India Limited (2)	5,290,300	5,641,188
10,000	The Spartek Emerging Opportunities of India Fund (a)(b)(e)(7)	1,035,000	10,898
		29,796,379	34,530,596
	Indonesia (0.06%)
4,395,505	PT Bat Indonesia Tbk (a)(c)(2)	4,627,146	4,556,170

	Ireland (0.35%)
7,500,000	Independent News & Media (10)	15,784,399	22,354,155
50,000,000	Waterford Wedgwood Plc (a)(1)	3,975,000	4,532,790
		19,759,399	26,886,945
	Italy (1.94%)
865,000	Italmobiliare S.p.A. RNC (9)	20,885,294	46,824,699
7,325,000	Gewiss S.p.A. (c)(8)	29,406,314	45,862,704
3,450,000	Italcementi S.p.A. RNC (9)	20,550,854	43,291,732
1,500,000	Caltagirone Editore S.p.A. (10)	9,451,547	14,283,180
		80,294,009	150,262,315
	Japan (16.23%)
5,000,000	Shimano Inc. (1)	83,968,600	138,064,205

See Notes to Schedule of Investments.

2,000,000	Ono Pharmaceutical Company, Limited (6)	78,099,956	108,327,299
2,000,000	Secom Company, Limited (8)	72,004,572	79,555,877
15,450,000	Aioi Insurance Company, Limited (4)	51,428,099	70,705,286
10,000,000	NIPPONKOA Insurance Company, Limited (4)	43,234,195	66,232,199
515,000	Nintendo Company, Limited (15)	41,703,113	58,374,125
3,500,000	Toho Company, Limited (10)	39,423,441	56,027,034
2,924,991	T. Hasegawa Company, Limited (c)(2)	38,402,243	44,196,099
2,280,050	Nitto Kohki Company, Limited (c)(8)	38,552,548	44,027,034
1,514,990	Mandom Corporation (c)(2)	30,105,086	40,589,884
1,000,000	Fuji Photo Film Company, Limited (1)	29,054,325	35,916,003
4,000,000	Mitsui Sumitomo Insurance Company, Limited (4)	19,745,891	35,104,996
1,500,000	Daiichi Pharmaceutical Corporation (6)	23,622,228	34,685,011
200,000	Nippon Television Network Corporation (10)	28,448,858	30,953,415
755,000	Kose Corporation (2)	24,860,078	30,542,602
1,000,000	Shimachu Company Limited (14)	22,095,179	24,426,744
1,205,000	Makita Corporation (1)	8,317,128	21,697,562
1,000,000	Chofu Seisakusho Company, Limited (1)	14,518,405	20,902,727
460,000	Tachihi Enterprise Company, Limited (13)	18,279,097	20,607,289
1,850,000	Wacoal Corporation (2)	15,221,682	20,540,671
1,000,000	Maruichi Steel Tube Limited (9)	12,293,079	20,419,986
1,075,000	Nissin Healthcare Food Service Company Limited (2)	20,545,863	18,889,693
700,000	Icom Incorporated (15)	15,197,213	16,929,761
3,250,000	Iino Kaiun Kaisha, Limited (16)	10,344,939	16,159,788
2,000,000	Takuma Company, Limited (8)	13,985,700	15,814,627
1,000,000	Shoei Company, Limited (7)	6,647,486	15,776,008
2,895,200	Aida Engineering, Limited (8)	8,638,541	14,619,258
1,000,000	Seikagaku Corporation (6)	9,538,252	13,970,553
394,500	SK Kaken Company Limited (8)	6,339,178	13,902,245
675,000	Maezawa Kasei Industries Company, Limited (8)	11,762,264	12,838,523
2,000,000	Okumura Corporation (8)	8,273,866	12,570,601
800,600	Ryoyo Electro Corporation (15)	10,073,113	12,406,112
475,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	11,518,365	12,382,332
950,000	Katakura Industries Company, Limited (8)	9,031,827	11,923,727
500,000	Aderans Company (2)	9,598,197	11,585,807
1,000,000	Sansei Yusoki Company, Limited (c)(8)	8,885,636	10,813,420
664,900	Tachi-S Company, Limited (1)	4,990,864	8,910,270
408,100	Olympus Corporation (6)	8,457,199	8,510,702
100,000	ASAHI Broadcasting Corporation (10)	6,141,482	7,395,607
325,000	Miura Company Limited (8)	5,090,589	6,146,995
1,500,000	Tokyo Kikai Seisakusho, Limited (10)	4,520,419	5,083,273
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	4,475,462
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	3,671,253
350,000	Shingakukai Company Limited (1)	2,835,544	2,865,556
57,800	Nagaileben Company Limited (6)	1,107,780	1,116,099
		933,841,796	1,260,653,720
	Luxembourg (0.41%)
648,000	Tenaris SA ADR (3)	13,260,533	31,946,400

	Mexico (1.00%)
12,000,000	Industrias Peñoles, SA de C.V. (12)	23,144,651	63,019,459
525,000	Grupo Aeroportuario del Sureste, S.A. de C.V. (a)(16)	10,896,426	13,970,250
500,000	Grupo Industrial Saltillo, S.A. de C.V. (8)	1,469,358	885,708
		35,510,435	77,875,417
	Netherlands (3.80%)
2,500,000	Heineken Holding NV (2)	63,342,898	76,340,010
1,324,999	United Services Group NV (c)(8)	18,887,221	35,223,339
4,150,000	Koninklijke Ahold NV (a)(14)	33,669,165	34,265,936
800,000	Randstad Holding NV (8)	6,183,924	31,305,600
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	30,157,728
575,000	Hal Trust NV (7)	16,512,100	24,938,498
825,000	Holdingmaatschappij de Telegraaf NV (10)	14,452,839	20,607,890
900,000	Arcadis NV (8)	10,724,036	16,435,440

See Notes to Schedule of Investments.

235,000	OPG Groep NV (6)	5,860,389	13,778,703
250,000	CSM – BR Cert CVA (2)	5,425,800	7,340,511
375,000	Wegener NV (a)(10)	2,789,260	4,461,048
		201,673,715	294,854,703
	Russia (0.01% )
250,000	YUKOS Oil Company ADR (a)(3)	6,914,216	535,000
	Singapore (1.82%)
15,104,850	Haw Par Corporation Limited (c)(8)	38,068,723	46,604,242
3,369,500	Fraser & Neave Limited (2)	20,643,694	34,379,502
16,750,000	Singapore Airport Terminal (16)	20,204,311	20,569,727
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	16,083,359
10,000,000	United Overseas Land Limited (7)	12,162,423	13,196,884
25,000,000	Del Monte Pacific Limited (2)	5,997,158	10,233,695
		104,022,765	141,067,409
	South Africa (0.88%)
3,500,000	Harmony Gold Mining Limited ADR (12)	47,006,348	28,455,000
2,425,000	Gold Fields Limited ADR (12)	30,060,575	27,451,000
5,650,000	Mvelaphanda Resources Limited (a)(12)	19,564,905	12,710,911
		96,631,828	68,616,911
	South Korea (4.43%)
415,170	Samsung Electronics Company, Limited Pfd. (15)	71,741,634	129,298,686
3,000,000	Samsung Electronics Company, Limited (15)	25,131,764	41,897,810
50,000	Lotte Confectionery Company, Limited (a)(2)	18,362,431	36,107,056
1,000,000	KT&G Corporation (2)	17,983,484	30,656,934
105,000	Amorepacific Corporation (2)	15,143,572	22,788,321
2,000,000	Daeduck Electronics Company, Limited (a)(15)	15,482,465	16,233,577
581,710	Daeduck GDS Company, Limited (a)(15)	3,290,414	5,616,120
650,000	Fursys Incorporated (a)(c)(8)	2,637,972	9,678,832
355,000	The Korea Fund (7)	6,445,220	9,009,900
22,950	Nam Yang Dairy Products (a)(2)	4,912,653	8,911,971
28,850	Nam Yang Dairy Products Pfd. (a)(2)	479,094	7,665,255
4,515,000	Nexans Korea Limited (a)(c)(8)	5,439,849	8,788,321
237,130	Hana Bank (a)(4)	6,469,587	6,288,849
225,000	Kukdong Electric Wire Company, Limited (c)(15)	3,821,270	5,364,964
1,111,890	Dong Ah Tire & Rubber Company, Limited (a)(1)	4,728,519	5,318,676
7,230	Daekyo Company Limited (1)	477,451	486,222
7,230	Daekyo Company Limited Pfd. (1)	251,123	261,758
		202,798,502	344,373,252
	Spain (2.84%)
3,500,000	Corporacion Financiera Alba SA (7)	81,769,298	134,679,300
1,965,000	Altadis SA (2)	58,953,287	85,814,128
		140,722,585	220,493,428
	Sweden (0.05%)
1,150,000	Gorthon Lines AB ‘B’ (c)(16)	3,311,245	3,592,154

	Switzerland (9.03%)
555,000	Kuehne & Nagel International AG (16)	36,902,113	113,494,067
30,000	Pargesa Holding AG (7)	64,300,504	104,998,738
365,000	Nestlé SA (2)	83,622,306	95,834,385
5,675	Lindt & Spruengli AG (2)	43,123,034	80,232,265
26,850	Lindt & Spruengli AG PC (2)	20,807,349	36,830,346
17,750	Metall Zug PC AG (1)	29,821,718	49,666,540
159	Metall Zug AG (1)	1,931,462	3,646,175
155,000	Kaba Holding AG Reg B (8)	30,943,888	47,870,908
115,000	Schindler Holding PC (8)	24,723,002	41,807,624
100,000	Schindler Holding AG (8)	28,106,867	37,869,225
16,175	Zehnder Group AG -B (8)	18,060,623	20,485,883
435,000	Micronas Semiconductor (a)(15)	17,523,562	19,584,701
35,000	Edipresse SA (10)	11,616,314	17,672,305
23,500	Sika Finanz AG (a)(9)	4,786,302	15,108,979
55,000	Société Générale d’Affichage (a)(10)	4,957,952	8,030,380

See Notes to Schedule of Investments.

7,000	Hilti AG (a)(e)(i)(8)	4,485,845	5,301,691
10,000	PubliGroupe SA (10)	1,436,389	3,113,692
		427,149,230	701,547,904
	Thailand (0.03%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	2,035,788
	United Kingdom (4.64%)
3,000,000	Anglo American Plc (12)	68,291,629	69,584,592
9,619,820	Millennium & Copthorne Hotel Plc (1)	44,012,403	67,283,238
4,250,000	Spirax-Sarco Engineering Plc (c)(8)	33,515,293	56,810,473
16,800,000	Aggregate Industries Plc (9)	26,268,425	43,648,517
4,175,000	Associated British Ports Holdings Plc (16)	34,536,884	36,491,315
14,500,000	Enodis Plc (a)(8)	12,119,705	32,485,989
2,325,000	IMI Plc (8)	8,432,323	17,815,519
5,000,000	McBride Plc (2)	6,379,400	13,762,537
3,146,000	JZ Equity Partners, Plc (4)	5,873,374	9,245,763
300,000	Amdocs Limited (a)(15)	6,197,557	8,925,000
100,000	Antofagasta Holdings Plc (12)	274,913	2,296,894
775,000	Tran-Siberian Gold Limited (a)(e)(12)	1,123,590	1,765,502
		247,025,496	360,115,339
	United States (2.28%)
2,000,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	31,810,523	73,620,000
425,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(12)	7,554,601	18,096,500
1,500,000	Newmont Mining Corporation Holding Company (12)	42,258,067	62,385,000
400,000	Liberty Media International Inc Class A (a)(10)	13,267,246	18,112,000
34,500	Third Avenue Global Value Fund, L.P. (a)(b)(e)(7)	3,450,000	4,945,941
14,083	Security Capital European Realty (a)(e)(13)	281,660	254,761
		98,622,097	177,414,202
	Miscellaneous (0.57%)
2,000,000	Banco Latinoamericano de Exportaciones SA ADR (c)(4)	30,000,778	44,080,000
	Total Common and Preferred Stocks	3,925,821,849	5,936,207,600

Ounces
	Commodities (0.74%)
90,409	Gold bullion (a)	35,944,330	38,203,598
2,907,955	Silver bullion (a)	18,857,164	19,599,619
	Total Commodities	54,801,494	57,803,217

Principal Amount
	Notes, Bonds and Convertible Bonds (6.83%)
	Commodity-Linked Notes (2.14%)
$1,200,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,240,334
3,000,000	UBS Gold-Linked Note 0% due 2/11/2005 (a)(b)(d)(e)(h)(12)	3,000,000	3,090,726
1,100,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,179,672
1,150,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,232,136
1,500,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,615,476
1,250,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(h)(12)	1,250,000	1,427,829
2,950,000	UBS Gold-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)(12)	2,950,000	3,176,708
1,000,000	UBS Gold-Linked Note 0% due 4/29/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,103,554
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	1,950,000	2,110,491
1,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,094,211
1,500,000	UBS Gold-Linked Note 0% due 5/20/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,667,925
1,150,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,345,857
2,900,000	UBS Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	2,900,000	3,295,722
1,700,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(g)(12)	1,700,000	1,885,526
5,350,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(g)(12)	5,350,000	5,920,529
4,850,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(g)(12)	4,850,000	5,286,175
600,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(g)(12)	600,000	632,513
1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,292,359
1,150,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,287,852
1,100,000	UBS Gold-Linked Note 0% due 8/17/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,215,776

See Notes to Schedule of Investments.

1,100,000	UBS Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,179,074
1,500,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,591,340
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,116,762
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,104,899
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,092,397
1,450,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,450,000	1,431,344
1,850,000	UBS Gold-Linked Note 0% due 12/08/2005 (a)(b)(d)(e)(g)(12)	1,850,000	1,678,376
1,150,000	UBS Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,039,494
1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,025,714
1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(h)(12)	1,200,000	1,105,344
1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(h)(12)	1,150,000	1,059,071
2,300,000	UBS Gold-Linked Note 0% due 1/03/2006 (a)(b)(d)(e)(h)(12)	2,300,000	2,067,461
2,350,000	UBS Gold-Linked Note 0% due 2/10/2006 (a)(b)(d)(e)(h)(12)	2,350,000	2,294,086
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,003,156
1,500,000	UBS Silver-Linked Note 0% due 3/18/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,465,286
2,500,000	UBS Silver-Linked Note 0% due 3/21/2005 (a)(b)(d)(e)(h)(12)	2,500,000	2,336,600
1,000,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(h)(12)	1,000,000	869,339
1,500,000	UBS Silver-Linked Note 0% due 3/29/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,351,862
1,000,000	UBS Silver-Linked Note 0% due 4/08/2005 (a)(b)(d)(e)(h)(12)	1,000,000	755,330
1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,750,911
1,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,175,534
1,500,000	UBS Silver-Linked Note 0% due 5/19/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,784,474
1,000,000	UBS Silver-Linked Note 0% due 5/27/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,252,545
500,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	500,000	593,592
1,000,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,140,948
1,000,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,153,048
1,000,000	UBS Silver-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,233,905
1,000,000	UBS Silver-Linked Note 0% due 7/06/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,211,368
2,240,000	HSBC Gold-Linked Note 0% due 2/10/2005 (a)(b)(d)(e)(g)(12)	2,240,000	2,387,168
1,590,000	HSBC Gold-Linked Note 0% due 2/25/2005 (a)(b)(d)(e)(g)(12)	1,590,000	1,644,537
1,190,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(g)(12)	1,190,000	1,274,133
1,000,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,100,900
1,000,000	HSBC Gold-Linked Note 0% due 3/10/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,136,300
588,000	HSBC Gold-Linked Note 0% due 3/14/2005 (a)(b)(d)(e)(g)(12)	588,000	631,865
1,197,000	HSBC Gold-Linked Note 0% due 3/15/2005 (a)(b)(d)(e)(g)(12)	1,197,000	1,283,543
1,300,000	HSBC Gold-Linked Note 0% due 3/28/2005 (a)(b)(d)(e)(g)(12)	1,300,000	1,334,580
2,100,000	HSBC Gold-Linked Note 0% due 4/11/2005 (a)(b)(d)(e)(g)(12)	2,100,000	2,094,540
2,830,000	HSBC Gold-Linked Note 0% due 4/12/2005 (a)(b)(d)(e)(g)(12)	2,830,000	2,835,660
1,000,000	HSBC Gold-Linked Note 0% due 4/20/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,041,400
1,263,000	HSBC Gold-Linked Note 0% due 5/02/2005 (a)(b)(d)(e)(g)(12)	1,263,000	1,376,796
1,190,000	HSBC Gold-Linked Note 0% due 5/09/2005 (a)(b)(d)(e)(g)(12)	1,190,000	1,326,493
1,500,000	HSBC Gold-Linked Note 0% due 5/12/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,648,800
1,600,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(g)(12)	1,600,000	1,876,480
250,000	HSBC Gold-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	250,000	274,175
1,091,000	HSBC Gold-Linked Note 0% due 6/16/2005 (a)(b)(d)(e)(g)(12)	1,091,000	1,225,193
6,560,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(g)(12)	6,560,000	7,406,240
5,035,000	HSBC Gold-Linked Note 0% due 6/27/2005 (a)(b)(d)(e)(g)(12)	5,035,000	5,478,584
4,000,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(g)(12)	4,000,000	4,350,000
1,000,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,086,200
1,200,000	HSBC Gold-Linked Note 0% due 7/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,282,800
1,200,000	HSBC Gold-Linked Note 0% due 7/14/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,284,960
4,965,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	4,965,000	5,208,782
2,270,000	HSBC Gold-Linked Note 0% due 7/19/2005 (a)(b)(d)(e)(g)(12)	2,270,000	2,373,058
2,450,000	HSBC Gold-Linked Note 0% due 7/22/2005 (a)(b)(d)(e)(g)(12)	2,450,000	2,591,120
5,322,000	HSBC Gold-Linked Note 0% due 7/26/2005 (a)(b)(d)(e)(g)(12)	5,322,000	5,565,215
1,180,000	HSBC Gold-Linked Note 0% due 7/29/2005 (a)(b)(d)(e)(g)(12)	1,180,000	1,272,158
1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,240,988
1,157,500	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,157,500	1,276,491
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(g)(12)	1,174,000	1,294,687
1,200,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,287,960
557,500	HSBC Gold-Linked Note 0% due 9/07/2005 (a)(b)(d)(e)(g)(12)	557,500	581,305
550,000	HSBC Gold-Linked Note 0% due 9/14/2005 (a)(b)(d)(e)(g)(12)	550,000	592,790

See Notes to Schedule of Investments.

	268,000	HSBC Gold-Linked Note 0% due 9/20/2005 (a)(b)(d)(e)(g)(12)	268,000	287,671
	1,100,000	HSBC Gold-Linked Note 0% due 10/07/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,114,410
	1,100,000	HSBC Gold-Linked Note 0% due 10/11/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,126,840
	1,150,000	HSBC Gold-Linked Note 0% due 10/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,165,870
	590,000	HSBC Gold-Linked Note 0% due 10/13/2005 (a)(b)(d)(e)(g)(12)	590,000	591,770
	1,210,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,210,000	1,197,295
	855,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	855,000	841,748
	1,800,000	HSBC Gold-Linked Note 0% due 11/14/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,733,760
	2,700,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(g)(12)	2,700,000	2,534,220
	1,173,000	HSBC Gold-Linked Note 0% due 11/24/2005 (a)(b)(d)(e)(g)(12)	1,173,000	1,079,277
	1,170,000	HSBC Gold-Linked Note 0% due 11/25/2005 (a)(b)(d)(e)(g)(12)	1,170,000	1,081,899
	1,790,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(g)(12)	1,790,000	1,623,351
	605,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(g)(12)	605,000	548,009
	1,221,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(h)(12)	1,221,000	1,047,130
	987,000	HSBC Gold-Linked Note 0% due 1/19/2006 (a)(b)(d)(e)(h)(12)	987,000	956,403
	2,100,000	HSBC Gold-Linked Note 0% due 1/30/2006 (a)(b)(d)(e)(h)(12)	2,100,000	2,068,080
			157,794,000	165,628,265
		U.S. Dollar Notes and Bonds (0.20%)
	1,000,000	YPF Sociedad Anonima 9 1/8% due 2/24/2009 (3)	794,602	1,117,500
	1,000,000	Grupo Televisa SA 8% due 9/13/2011 (10)	982,082	1,167,500
	5,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	5,000,000	5,937,500
	2,000,000	Legrand S.A. 8 1/2% due 2/15/2025 (8)	2,068,750	2,370,000
	4,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (b)(4)	2,614,044	5,139,480
			11,459,478	15,731,980
		U.S. Dollar Convertible Bonds (0.04%)
	1,020,408	Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (2)	1,020,408	3,316,326
	2,000,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(j)(10)	1,987,057	20,000
			3,007,465	3,336,326
		Non U.S. Dollar Notes and Bonds (4.08%)
EUR	17,541,659	Vivendi Universal SA 6.7% due 6/21/2006 (10)	15,820,798	24,038,793
EUR	3,500,000	ALSTOM 5% due 7/26/2006 (8)	3,597,297	4,725,189
SGD	24,900,000	Singapore Government 2 5/8% due 10/01/2007 (5)	15,374,320	15,540,414
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	10,196,767	14,319,888
HKD	67,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	9,034,127	9,050,251
EUR	16,500,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	14,639,285	22,948,472
GBP	11,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	16,800,493	22,757,537
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (10)	8,732,420	11,602,217
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,946,959	3,867,406
SEK	55,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	9,184,671	9,796,464
EUR	3,000,000	Independent News and Media Plc 8% due 12/15/2008 (10)	3,626,220	4,373,001
EUR	5,500,000	Independent News and Media Plc 5 3/4% due 5/17/2009 (10)	5,733,620	7,435,176
EUR	3,100,000	Scandinavian Broadcasting 12% due 6/15/2008 (10)	3,562,925	4,458,113
MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	13,407,840	13,623,105
EUR	47,820,513	Republic of France O.A.T./i 3% due 7/25/2009 (5)	57,712,667	68,302,899
EUR	5,500,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	5,515,600	8,501,427
EUR	1,250,000	Remy Cointreau SA 6 1/2% due 7/01/2010 (2)	1,426,408	1,744,635
EUR	1,000,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	1,010,034	1,438,101
EUR	16,050,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (1)	19,337,540	18,842,058
EUR	6,250,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	7,828,872	7,337,250
EUR	7,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,233,411	10,981,418
GBP	1,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	1,645,679	1,879,850
GBP	8,425,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	13,127,415	18,082,392
EUR	7,000,000	Fimep SA 11% due 2/15/2013 (8)	7,577,850	11,208,057
			256,073,218	316,854,113
		Non U.S. Dollar Convertible Bonds (0.37%)
EUR	5,000,000	Wegener NV 5 1/2% due 4/26/2005 (10)	6,050,447	6,522,000
EUR	60,000	Havas Advertising 1% due 1/01/2006 (10)	1,025,035	1,960,357
EUR	243,500	Havas Advertising 4% due 1/01/2009 (10)	1,986,854	3,428,342
EUR	3,750,000	Aegis Plc 2% due 5/15/2006 (10)	3,742,437	5,227,791
EUR	71,339	Club Mediterranee SA 3% due 11/01/2008 (1)	3,934,743	6,048,548
NZD	1,775,277	Evergreen Forest Limited 0% due 3/19/2009 (a)(11)	943,678	1,514,561
EUR	3,000,000	Fregaté SAS 2% due 3/31/2013 (a)(b)(e)(i)(7)	3,620,400	3,975,812

See Notes to Schedule of Investments.

		21,303,594	28,677,411
	Total Notes, Bonds and Convertible Bonds	449,637,755	530,228,095

	Short-Term Investments (16.00%)
20,232,000	Bayer Corporation 2.49% due 2/01/2005	20,232,000	20,232,000
25,000,000	Bayer Corporation 2.42% due 2/22/2005	24,964,708	24,964,708
11,532,000	Bayer Corporation 2.47% due 3/14/2005	11,499,560	11,499,560
20,000,000	Diageo Capital Plc 2.22% due 2/01/2005	20,000,000	20,000,000
15,000,000	Diageo Capital Plc 2.26% due 2/08/2005	14,993,408	14,993,408
20,000,000	Diageo Capital Plc 2.29% due 2/10/2005	19,988,550	19,988,550
20,000,000	Diageo Capital Plc 2.30% due 2/10/2005	19,988,500	19,988,500
10,056,000	Diageo Capital Plc 2.32% due 2/11/2005	10,049,519	10,049,519
20,000,000	Diageo Capital Plc 2.29% due 2/22/2005	19,973,283	19,973,283
19,000,000	Wal-mart Stores, Inc. 2.23% due 2/01/2005	19,000,000	19,000,000
15,669,000	Knight-Ridder Inc. 2.27% due 2/01/2005	15,669,000	15,669,000
19,150,000	Knight-Ridder Inc. 2.28% due 2/03/2005	19,147,574	19,147,574
15,000,000	Knight-Ridder Inc. 2.28% due 2/14/2005	14,987,650	14,987,650
14,802,000	Knight-Ridder Inc. 2.38% due 3/10/2005	14,765,793	14,765,793
18,500,000	Merck & Company Inc. 2.24% due 2/01/2005	18,500,000	18,500,000
30,935,000	Merck & Company Inc. 2.48% due 2/10/2005	30,915,820	30,915,820
16,600,000	RaboBank USA Finance Corporation 2.29% due 2/01/2005	16,600,000	16,600,000
30,000,000	RaboBank USA Finance Corporation 2.29% due 2/11/2005	29,980,917	29,980,917
25,000,000	RaboBank USA Finance Corporation 2.43% due 3/21/2005	24,919,000	24,919,000
30,723,000	RaboBank USA Finance Corporation 2.43% due 3/23/2005	30,619,310	30,619,310
13,675,000	RaboBank USA Finance Corporation 2.455% due 3/24/2005	13,627,439	13,627,439
9,699,000	Nestlè Capital Corporation 2.28% due 2/01/2005	9,699,000	9,699,000
24,164,000	Nestlè Capital Corporation 2.37% due 2/18/2005	24,136,956	24,136,956
6,802,000	Nestlè Capital Corporation 2.40% due 3/14/2005	6,783,408	6,783,408
20,000,000	Henkel Corporation 2.40% due 2/02/2005	19,998,667	19,998,667
25,247,000	Henkel Corporation 2.38% due 2/07/2005	25,236,985	25,236,985
23,000,000	Henkel Corporation 2.39% due 2/07/2005	22,990,838	22,990,838
23,500,000	Henkel Corporation 2.52% due 3/11/2005	23,437,490	23,437,490
22,500,000	Shell Finance UK Plc 2.27% due 2/03/2005	22,497,162	22,497,162
20,000,000	Shell Finance UK Plc 2.29% due 2/11/2005	19,987,278	19,987,278
15,000,000	Shell Finance UK Plc 2.30% due 2/15/2005	14,986,583	14,986,583
12,081,000	Hitachi Limited 2.27% due 2/04/2005	12,078,715	12,078,715
10,000,000	The Coca-Cola Company 2.24% due 2/04/2005	9,998,133	9,998,133
25,000,000	The Coca-Cola Company 2.25% due 2/08/2005	24,989,062	24,989,062
23,500,000	The Coca-Cola Company 2.31% due 2/11/2005	23,484,921	23,484,921
19,000,000	The Coca-Cola Company 2.32% due 2/17/2005	18,980,409	18,980,409
25,325,000	The Coca-Cola Company 2.41% due 3/03/2005	25,274,139	25,274,139
10,958,000	The Coca-Cola Company 2.41% due 3/04/2005	10,935,259	10,935,259
22,100,000	The Coca-Cola Company 2.48% due 3/14/2005	22,037,580	22,037,580
23,546,000	The Coca-Cola Company 2.43% due 3/18/2005	23,474,479	23,474,479
10,000,000	Unilever Capital Corporation 2.27% due 2/04/2005	9,998,108	9,998,108
19,947,000	Procter and Gamble Company 2.29% due 2/10/2005	19,935,580	19,935,580
21,504,000	Procter and Gamble Company 2.29% due 2/14/2005	21,486,217	21,486,217
25,000,000	Exxon Project Investment Corporation 2.21% due 2/11/2005	24,984,653	24,984,653
20,000,000	Exxon Project Investment Corporation 2.26% due 2/16/2005	19,981,167	19,981,167
21,858,000	Gannett Company Inc. 2.24% due 2/11/2005	21,844,399	21,844,399
16,965,000	Gannett Company Inc. 2.30% due 2/11/2005	16,954,161	16,954,161
20,000,000	Gannett Company Inc. 2.44% due 3/07/2005	19,953,911	19,953,911
18,830,000	Praxair Inc. 2.50% due 2/18/2005	18,807,770	18,807,770
24,200,000	Caterpillar Financial Services 2.38% due 2/22/2005	24,166,402	24,166,402
23,245,000	Caterpillar Financial Services 2.38% due 2/24/2005	23,209,655	23,209,655
25,000,000	Sara Lee Corporation 2.50% due 2/25/2005	24,958,333	24,958,333
27,000,000	Sara Lee Corporation 2.48% due 3/18/2005	26,916,300	26,916,300
24,500,000	Sara Lee Corporation 2.55% due 3/21/2005	24,416,700	24,416,700
18,000,000	7-Eleven Inc. 2.37% due 2/25/2005	17,971,560	17,971,560
15,000,000	General Electric Capital Corporation 2.35% due 2/25/2005	14,976,500	14,976,500
30,000,000	Pitney Bowes 2.48% due 2/28/2005	29,944,200	29,944,200
29,667,000	American Express Credit Corporation 2.40% due 2/28/2005	29,613,599	29,613,599

See Notes to Schedule of Investments.

11,000,000	L‘Orèal 2.46% due 2/28/2005	10,979,705		10,979,705
25,000,000	DuPont Ei Nemour 2.32% due 3/02/2005	24,953,278		24,953,278
23,000,000	Pfizer Inc. 2.45% due 3/21/2005	22,924,867		22,924,867
22,345,000	General Electric Company 2.46% due 3/28/2005	22,261,020		22,261,020
	Total Short-Term Investments	1,242,667,180		1,242,667,180
	Total Investments (100.00%)	$5,672,928,278	*	$7,766,906,092

______________
*	At January 31, 2005 cost is substantially identical for both book and federal income tax purposes.
Foreign Currencies	Sector/Industry Classifications
AUD - Australian dollar	(1) Consumer Discretionary	(10) Media
CAD - Canadian dollar	(2) Consumer Staples	(11) Paper and Forest Products
EUR - euro	(3) Energy	(12) Precious Metals
GBP - pound sterling	(4) Financials	(13) Real Estate
HKD - Hong Kong dollar	(5) Government Issues	(14) Retail
MYR - Malaysian ringgit	(6) Health Care	(15) Technology and Telecommunications
NZD - New Zealand dollar	(7) Holding Companies	(16) Transportation
SEK - Swedish krona	(8) Industrials	(17) Utilities
SGD - Singapore dollar	(9) Materials

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the quarter ended January 31, 2005.

	Purchases		Dividend Income
Affiliate	Shares	Cost
Banco Latinoamericano de Exportaciones SA ADR	–	–	$300,000
Deceuninck	$98,076	$2,950,950	–
Fursys Incorporated	–	–	156,337
Gaumont SA	–	–	–
Gewiss S.p.A.	511,000	2,838,096	–
Gorthon Lines AB ‘B’	–	–	–
Koninklijke Grolsch NV	–	–	–
Haw Par Corporation Limited	800,000	2,475,923	–
Kukdong Electric Wire Company Limited	–	–	108,233
Laurent-Perrier	30,000	1,220,044	–
Mandom Corporation	247,300	6,447,785	–
Nexans Korea Limited	–	–	–
Nitto Kohki Company Limited	255,000	4,834,601	–
Pfeiffer Vacuum Technology	50,000	2,000,957	–
PT Bat Indonesia Tbk	245,505	242,067	–
Robertet SA	5,671	739,476	–
Sansei Yusoki Company Limited	–	–	–
Shaw Brothers (Hong Kong) Limited	218,000	241,086	133,199
Société Française des Papiers Peints	–	–	–
Société Sucrière de Pithiviers-le Vieil	–	–	–
Spirax-Sarco Engineering Plc	–	–	–
T. Hasegawa Company Limited	343,400	5,085,885	–
Tasman Farms	–	–	–
United Services Group NV	–	–	–

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1 1/2 to 1
(h)	Leveraged 2 to 1
(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2005 is shown below.

Security	Acquisition Date	Cost
FINEL	7/14/99	$2,407,421
Fregate SAS 2% due 3/31/2013	4/30/04	3,620,400
Hilti AG	11/30/01	4,485,845

(j)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

First Eagle U.S. Value Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks-U.S. (51.17%)

	Consumer Discretionary (4.39%)
65,000	Papa John’s International Inc. (a)	$1,725,887	$2,091,050
55,000	McDonald’s Corporation	816,327	1,781,450
30,000	Weyco Group, Inc.	859,063	1,305,300
35,000	Hampshire Group, Limited (a)	1,171,963	1,259,265
8,000	Allen Organ Company, Class ‘B’	307,040	544,000
16,995	Gamestop Corporation Class ‘B’	356,624	329,703
600	St. John Knits International Inc. (a)	18,600	27,375
		5,255,504	7,338,143

	Consumer Staples (0.77%)
12,000	Altria Group Inc.	480,416	765,960
28,800	Seneca Food Corporation (a)	422,064	524,160
		902,480	1,290,120

	Energy (5.32%)
90,000	Burlington Resources, Inc.	1,952,675	3,933,900
50,000	SEACOR Holdings Inc. (a)	1,920,151	2,799,500
18,000	ConocoPhillips	1,029,193	1,670,220
12,000	CONSOL Energy, Inc.	163,699	506,280
		5,065,718	8,909,900

	Financials (0.50%)
35,000	Interpool Inc.	575,519	840,000
	Health Care (1.57%)
20,000	Johnson & Johnson, Inc.	1,102,660	1,294,000
20,000	DENTSPLY International Inc.	580,150	1,121,400
7,841	Sola International Inc. (a)	124,281	216,490
		1,807,091	2,631,890

	Holding Companies (3.81%)
60	Berkshire Hathaway Inc., Class ‘A’ (a)	4,517,438	5,394,000
557	Case Pomeroy & Co., Inc. Class ‘A’	538,848	640,550
5,000	Loews Corporation	223,725	340,000
		5,280,011	6,374,550

	Industrials (8.65%)
80,000	UniFirst Corporation	1,394,750	3,119,200
85,000	Tyco International Limited	1,186,970	3,071,900
50,000	Banta Corporation	1,867,267	2,165,500
60,000	Waste Management Inc.	1,477,143	1,740,000
40,000	SPX Corporation	1,874,751	1,676,000
30,000	Franklin Electric Company, Inc.	570,590	1,319,700
73,333	Blount International	949,994	1,316,327
5,000	Hardinge Inc.	54,150	68,750
		9,375,615	14,477,377

	Materials (0.81%)
20,000	Vulcan Materials Company	928,440	1,129,600
426	Central Steel and Wire Company	167,885	227,910
		1,096,325	1,357,510

	Media (5.51%)
360,000	Liberty Media Corporation (a)	2,950,068	3,758,400
36,000	Liberty Media International Inc. (a)	1,198,178	1,630,080
70,000	Valassis Communications, Inc.(a)	2,022,112	2,376,500
60,000	The Interpublic Group of Companies, Inc. (a)	975,620	783,000
44,392	The DIRECTV Group, Inc. (a)	570,281	668,100
		7,716,259	9,216,080

	Paper and Forest Products (5.61%)
89,025	Rayonier Inc.	2,753,947	3,961,613
65,000	Deltic Timber Corporation	1,919,200	2,638,350
40,000	Plum Creek Timber Company, Inc.	921,472	1,428,800

See Notes to Schedule of Investments.

88,000	Longview Fibre Company (a)	978,932	1,366,640
		6,573,551	9,395,403

	Precious Metals (2.03%)
55,000	Newmont Mining Corporation Holding Company	1,032,985	2,287,450
30,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	346,097	1,104,300
		1,379,082	3,391,750

	Real Estate (0.06%)
1,595	ProLogis Trust 8.54% Pfd. Series ‘C’	82,039	98,840

	Retail (6.82%)
90,000	Costco Wholesale Corporation	2,744,451	4,254,300
60,000	Tiffany and Company	1,673,861	1,885,800
55,000	Dillard’s Inc., Class ‘A’	798,967	1,443,200
40,000	Barnes and Noble, Inc.	947,019	1,308,000
30,000	The Sherwin-Williams Company	700,083	1,296,000
10,000	Autozone Inc. (a)	825,141	892,500
10,000	May Department Stores Company	293,498	339,000
		7,983,020	11,418,800

	Technology and Telecommunications (1.91%)
150,000	American Power Conversion Corporation	2,325,204	3,190,500

	Utilities (3.41%)
58,100	CalEnergy Capital Trust 6 1/2% Conv. Pfd.	2,380,237	2,723,437
60,000	IDACORP, Inc.	1,541,211	1,817,400
40,000	Hawaiian Electric Industries, Inc.	845,477	1,164,400
		4,766,925	5,705,237

	Common Stocks-Non U.S. (3.59%)
	Canada (0.62%)
17,500	EnCana Corporation (3)	475,545	1,034,075

	Netherlands (1.48%)
300,000	Koninklijke Ahold NV (a)(11)	2,416,482	2,477,056

	United Kingdom (1.49%)
750,000	J.Z. Equity Partners, Plc (4)	1,499,247	2,204,171
10,000	Amdocs, Limited (12)	184,186	297,500
		1,683,433	2,501,671

	Total Common and Preferred Stocks	64,759,803	91,648,902

Principal Amount
	Notes, Bonds and Convertible Bond (10.70%)
	Gold-Linked Notes (2.34%)
$ 700,000	HSBC Gold-Linked Note 0% due 4/12/2005 (a)(b)(c)(d)(e)(9)	700,000	701,400
1,145,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(c)(d)(e)(9)	1,145,000	1,245,187
569,000	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(c)(d)(e)(9)	569,000	627,493
1,150,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(c)(d)(e)(9)	1,150,000	1,345,856
		3,564,000	3,919,936

	U.S. Dollar Notes and Bonds (8.22%)
1,089,000	Columbus McKinnon Corporation 8 1/2% due 4/01/2008 (6)	897,566	1,094,445
1,000,000	Columbus McKinnon Corporation 10% due 8/01/2010 (6)	1,022,500	1,115,000
500,000	Winn-Dixie Stores Inc. 8 7/8 % due 4/01/2008 (2)	447,897	457,500
2,400,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (12)	1,656,095	1,920,000
525,000	Longview Fibre Company 10% due 1/15/2009 (8)	556,375	577,500
250,000	Crescent Real Estate Equities Company 9 1/4% due 4/15/2009 (10)	250,000	272,500
500,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (6)	530,000	576,017
1,075,000	GATX Corporation 8 7/8% due 6/12/2009 (4)	1,021,533	1,240,991
995,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (6)	1,130,322	1,092,013
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,062,000	1,197,500
850,000	Steinway Musical Instruments 8 3/4% due 4/15/2011 (1)	859,750	918,000
1,310,000	Texas Industries, Inc. 10 1/4% due 6/15/2011 (7)	1,370,313	1,526,150
179,000	Domino’s Inc. 8 1/4% due 7/01/2011 (1)	177,902	192,425
300,000	Blount International Inc. 8 7/8% due 8/01/2012 (6)	300,000	327,750
125,000	R.H. Donnelley Finance 10 7/8% due 12/15/2012 (b)(4)	125,000	146,875
250,000	Jostens, Inc. 10 1/4% due 12/01/2013 (a)(1)	160,797	178,750
250,000	Elizabeth Arden Inc. 7 3/4% due 1/15/2014 (2)	250,000	263,125
600,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (5)	506,200	660,222
		12,324,250	13,756,763

See Notes to Schedule of Investments.

	U.S. Dollar Convertible Bond (0.14%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (10)	190,518		238,750
	Total Notes, Bonds and Convertible Bond	16,078,768		17,915,449

	Short-Term Investments (34.54%)
8,318,000	Bayer Corporation 2.49% due 2/01/2005	8,318,000		8,318,000
3,901,000	Knight-Ridder Inc. 2.25% due 2/04/2005	3,900,269		3,900,269
1,819,000	Hitachi Limited 2.33% due 2/04/2005	1,818,647		1,818,647
3,218,000	The Coca-Cola Company 2.28% due 2/09/2005	3,216,370		3,216,370
3,000,000	The Coca-Cola Company 2.39% due 2/22/2005	2,995,818		2,995,818
1,400,000	Dupont Ei Nemour 2.33% due 2/09/2005	1,399,275		1,399,275
3,486,000	Merck 2.48% due 2/10/2005	3,483,839		3,483,839
5,012,000	Exxon Project 2.21% due 2/11/2005	5,008,923		5,008,923
3,250,000	Gannett Company Inc. 2.37% due 2/11/2005	3,247,860		3,247,860
2,755,000	Shell Finance UK Plc 2.29% due 2/11/2005	2,753,248		2,753,248
4,550,000	Praxair Inc. 2.48% due 2/16/2005	4,545,298		4,545,298
5,901,000	Diageo Capital Plc 2.42% due 2/23/2005	5,892,273		5,892,273
7,000,000	General Electric Capital Corporation 2.35% due 2/25/2005	6,989,033		6,989,033
4,239,000	Procter and Gamble 2.4% due 3/03/2005	4,230,522		4,230,522
	Total Short-Term Investments	57,799,375		57,799,375

	Total Investments (100.00%)	$138,637,946	*	$167,363,726

______________

*  At January 31, 2005 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications

(1) Consumer Discretionary
(2) Consumer Staples
(3) Energy
(4) Financials
(5) Health Care
(6) Industrials
(7) Materials
(8) Paper and Forest Products
(9) Precious Metals
(10) Real Estate
(11) Retail
(12) Technology and Telecommunications

(a)	Non-income producing security.
(b)	Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1 1/2 to 1

See Notes to Schedule of Investments.

First Eagle Gold Fund

SCHEDULE OF INVESTMENTS

January 31, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Warrants (65.08%)
	Australia (2.68%)
1,175,000	Newcrest Mining Limited	$12,403,583	$15,504,036
3,250,000	Lihir Gold Limited (a)	2,916,312	2,617,303
		15,319,895	18,121,339
	Canada (20.63%)
1,575,000	Placer Dome Inc.	19,874,560	26,853,750
2,575,000	IAMGOLD Corporation	9,742,053	17,042,657
969,817	Pan American Silver Corporation (a)(b)	9,898,242	14,692,655
265,183	Pan American Silver Corporation	2,466,104	3,985,700
435,000	Aber Diamond Corporation	12,356,590	14,296,945
2,075,000	Kinross Gold Corporation (a)	12,186,757	13,653,500
555,000	Agnico-Eagle Mines Limited	7,385,481	7,070,700
1,176,700	Dundee Precious Metals, Inc., Class ‘A’ (a)	4,510,047	6,885,730
3,452,500	Aurizon Mines Limited (a)	3,892,435	4,542,213
4,000,000	Miramar Mining Corporation (a)	3,934,419	4,423,100
250,000	Glamis Gold Limited (a)	1,243,157	3,940,000
800,000	Richmont Mines, Inc. (a)(c)	2,590,574	3,228,540
3,750,000	Guinor Gold Corporation (a)	2,960,910	3,026,757
2,150,000	Metallica Resources Inc. (a)	2,882,588	2,863,312
750,000	Golden Star Resources Limited (a)	970,106	2,760,000
1,000,000	Eldorado Gold Corporation (a)	3,326,847	2,700,000
1,500,000	Cumberland Resources (a)	2,867,130	2,251,907
2,187,000	Apollo Gold Corporation	4,533,743	1,394,511
250,000	Apollo Gold Corporation (a)	240,000	160,000
950,000	Wesdome Gold Mining (a)	872,829	1,272,852
350,000	Northern Orion Resources Inc. (a)	1,017,312	1,062,190
374,800	Nevsun Resources Limited (a)	680,406	807,713
262,500	Wheaton River Minerals Limited Warrants (a)(h)	–	516,970
		110,432,290	139,431,702

	Hong Kong (0.39%)
6,000,000	Zijin Mining Group Company, Limited	2,674,686	2,634,683

	Latin America (1.49%)
625,000	Apex Silver Mines Limited (a)	9,570,425	10,100,000

	Mexico (5.44%)
7,000,000	Industrias Peñoles, SA de C.V.	14,363,002	36,761,351

	South Africa (14.92%)
2,575,000	Gold Fields Limited ADR	30,897,818	29,149,000
3,000,000	Harmony Gold Mining Company Limited	38,318,768	24,390,000
650,000	Anglogold Ashanti Limited ADR	23,724,841	21,300,500
175,000	Impala Platinum Holdings Limited	11,659,943	14,678,576
3,850,000	Mvelaphanda Resources Limited (a)	12,648,482	8,661,417
1,425,000	Randgold and Exploration Company Limited ADR (a)	3,834,880	2,636,250
		121,084,732	100,815,743
	Sweden (1.40%)
9,234,615	Riddarhyttan Resources AB (a)(c)	7,376,964	9,460,747

	United Kingdom (1.32%)

See Notes to Schedule of Investments.

285,000	Anglo American Plc	6,585,900	6,610,536
1,000,000	Trans-Siberian Gold Limited (a)(e)	2,303,773	2,278,067
		8,889,673	8,888,603
	United States (16.51%)
3,510,375	Newmont Mining Corporation Holding Company	35,776,530	49,655,555
900,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	27,187,738	33,129,000
207,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	5,577,268	8,835,350
215,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	1,760,012	1,637,800
1,065,000	Royal Gold, Inc. (c)	16,292,849	17,242,350
1,000,000	Canyon Resources Corporation (a)	2,577,748	1,030,000
		89,172,145	111,530,055
	Miscellaneous (0.30%)
175,000	Randgold Resources Limited ADR	1,976,548	2,031,750
	Total Common and Preferred Stocks and Warrants	380,860,360	439,775,973

Ounces	Commodities (13.95%)
174,868	Gold bullion (a)	65,349,518	73,893,069
3,019,905	Silver bullion (a)	19,564,862	20,354,157
	Total Commodities	84,914,380	94,247,226

Principal	Notes and Convertible Bond (13.63%)
	Commodity-Linked Notes (13.55%)
$1,200,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(f)	1,200,000	1,240,334
2,250,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(f)	2,250,000	2,412,965
2,250,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(f)	2,250,000	2,410,702
500,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(g)	500,000	538,492
750,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(g)	750,000	856,697
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(f)	1,950,000	2,110,491
250,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(f)	250,000	292,578
550,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(f)	550,000	610,023
3,200,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(f)	3,200,000	3,541,251
1,800,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(f)	1,800,000	1,961,879
1,200,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(f)	1,200,000	1,265,027
450,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	450,000	484,635
2,350,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(f)	2,350,000	2,631,697
900,000	UBS Gold-Linked Note 0% due 9/1/2005 (a)(b)(d)(e)(f)	900,000	954,804
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(f)	1,100,000	1,116,762
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(f)	1,100,000	1,104,899
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(f)	1,100,000	1,092,397
850,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(f)	850,000	839,064
600,000	UBS Gold-Linked Note 0% due 12/08/2005 (a)(b)(d)(e)(f)	600,000	544,338
2,150,000	UBS Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(f)	2,150,000	1,943,402
1,000,000	UBS Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(f)	1,000,000	895,594
1,150,000	UBS Gold-Linked Note 0% due 12/15/2005 (a)(b)(d)(e)(f)	1,150,000	1,025,714
1,200,000	UBS Gold-Linked Note 0% due 12/23/2005 (a)(b)(d)(e)(g)	1,200,000	1,105,344
1,150,000	UBS Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(g)	1,150,000	1,059,071
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(g)	1,000,000	1,003,156
750,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)	750,000	652,004
1,000,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(f)	1,000,000	1,187,184
500,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(f)	500,000	570,474
500,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(f)	500,000	576,524
1,000,000	UBS Silver-Linked Note 0% due 9/23/2005 (a)(b)(d)(e)(f)	1,000,000	1,111,683
400,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(f)	400,000	469,120
550,000	HSBC Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(f)	550,000	621,005
850,000	HSBC Gold-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(f)	850,000	932,195
227,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(f)	227,000	256,283
3,150,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(f)	3,150,000	3,425,625
500,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(f)	500,000	543,100

See Notes to Schedule of Investments.

1,655,000	HSBC Gold-Linked Note 0% due 8/02/2005 (a)(b)(d)(e)(f)	1,655,000		1,830,761
1,095,000	HSBC Gold-Linked Note 0% due 8/05/2005 (a)(b)(d)(e)(f)	1,095,000		1,226,072
2,315,000	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	2,315,000		2,552,982
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(f)	1,174,000		1,294,687
600,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(f)	600,000		643,980
1,130,000	HSBC Gold-Linked Note 0% due 8/19/2005 (a)(b)(d)(e)(f)	1,130,000		1,234,525
1,700,000	HSBC Gold-Linked Note 0% due 8/22/2005 (a)(b)(d)(e)(f)	1,700,000		1,839,910
1,140,000	HSBC Gold-Linked Note 0% due 8/23/2005 (a)(b)(d)(e)(f)	1,140,000		1,212,162
1,164,000	HSBC Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(f)	1,164,000		1,234,189
1,195,000	HSBC Gold-Linked Note 0% due 8/30/2005 (a)(b)(d)(e)(f)	1,195,000		1,230,850
1,170,000	HSBC Gold-Linked Note 0% due 8/31/2005 (a)(b)(d)(e)(f)	1,170,000		1,224,288
557,500	HSBC Gold-Linked Note 0% due 9/07/2005 (a)(b)(d)(e)(f)	557,500		581,305
1,000,000	HSBC Gold-Linked Note 0% due 9/08/2005 (a)(b)(d)(e)(f)	1,000,000		1,039,900
1,000,000	HSBC Gold-Linked Note 0% due 9/09/2005 (a)(b)(d)(e)(f)	1,000,000		1,044,600
1,000,000	HSBC Gold-Linked Note 0% due 9/13/2005 (a)(b)(d)(e)(f)	1,000,000		1,055,500
550,000	HSBC Gold-Linked Note 0% due 9/14/2005 (a)(b)(d)(e)(f)	550,000		592,790
1,000,000	HSBC Gold-Linked Note 0% due 9/15/2005 (a)(b)(d)(e)(f)	1,000,000		1,084,100
1,000,000	HSBC Gold-Linked Note 0% due 9/19/2005 (a)(b)(d)(e)(f)	1,000,000		1,062,500
806,000	HSBC Gold-Linked Note 0% due 9/20/2005 (a)(b)(d)(e)(f)	806,000		865,160
1,000,000	HSBC Gold-Linked Note 0% due 10/03/2005 (a)(b)(d)(e)(f)	1,000,000		1,035,300
1,000,000	HSBC Gold-Linked Note 0% due 10/04/2005 (a)(b)(d)(e)(f)	1,000,000		1,033,800
1,650,000	HSBC Gold-Linked Note 0% due 10/07/2005 (a)(b)(d)(e)(f)	1,650,000		1,671,615
590,000	HSBC Gold-Linked Note 0% due 10/13/2005 (a)(b)(d)(e)(f)	590,000		591,770
500,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(f)	500,000		493,550
1,000,000	HSBC Gold-Linked Note 0% due 11/01/2005 (a)(b)(d)(e)(f)	1,000,000		968,100
570,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(f)	570,000		561,165
500,000	HSBC Gold-Linked Note 0% due 11/08/2005 (a)(b)(d)(e)(f)	500,000		483,550
600,000	HSBC Gold-Linked Note 0% due 11/14/2005 (a)(b)(d)(e)(f)	600,000		577,920
2,000,000	HSBC Gold-Linked Note 0% due 11/22/2005 (a)(b)(d)(e)(f)	2,000,000		1,871,400
1,595,000	HSBC Gold-Linked Note 0% due 11/29/2005 (a)(b)(d)(e)(f)	1,595,000		1,446,506
1,000,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(f)	1,000,000		904,500
605,000	HSBC Gold-Linked Note 0% due 11/30/2005 (a)(b)(d)(e)(f)	605,000		548,009
1,000,000	HSBC Gold-Linked Note 0% due 12/07/2005 (a)(b)(d)(e)(f)	1,000,000		888,800
1,000,000	HSBC Gold-Linked Note 0% due 12/09/2005 (a)(b)(d)(e)(f)	1,000,000		898,200
1,837,000	HSBC Gold-Linked Note 0% due 12/13/2005 (a)(b)(d)(e)(g)	1,837,000		1,575,411
3,346,000	HSBC Gold-Linked Note 0% due 12/19/2005 (a)(b)(d)(e)(g)	3,346,000		3,130,183
1,000,000	HSBC Gold-Linked Note 0% due 12/28/2005 (a)(b)(d)(e)(f)	1,000,000		928,000
1,000,000	HSBC Gold-Linked Note 0% due 12/29/2005 (a)(b)(d)(e)(f)	1,000,000		925,800
1,000,000	HSBC Gold-Linked Note 0% due 12/30/2005 (a)(b)(d)(e)(f)	1,000,000		926,500
1,000,000	HSBC Gold-Linked Note 0% due 1/05/2006 (a)(b)(d)(e)(f)	1,000,000		918,100
1,000,000	HSBC Gold-Linked Note 0% due 1/06/2006 (a)(b)(d)(e)(f)	1,000,000		948,900
1,000,000	HSBC Silver-Linked Note 0% due 10/05/2005 (a)(b)(d)(e)(f)	1,000,000		1,016,300
1,000,000	HSBC Silver-Linked Note 0% due 10/06/2005 (a)(b)(d)(e)(f)	1,000,000		995,300
		89,471,500		91,575,453
	U.S. Dollar Convertible Bond (0.08%)
500,000	Agnico-Eagle Mines Limited 4 1/2% due 2/15/2012	566,875		536,250
	Total Notes and Convertible Bond	90,038,375		92,111,703

	Short-Term Investments (7.34%)
17,859,000	Bayer Corporation 2.49% due 2/01/2005	17,859,000		17,859,000
11,426,000	Bayer Corporation 2.47% due 3/14/2005	11,393,858		11,393,858
15,108,000	The Coca Cola Company 2.39% due 2/22/2005	15,086,937		15,086,937
1,504,000	General Electric Capital Corporation 2.35% due 2/25/2005	1,501,644		1,501,644
3,760,000	Nestlé Capital Corporation 2.47% due 3/22/2005	3,747,359		3,747,359
	Total Short-Term Investments	49,588,798		49,588,798
	Total Investments (100.00%)	$605,401,913	*	$675,723,700

______________
*	At January 31, 2005 cost is substantially identical for both book and federal income tax purposes.

See Notes to Schedule of Investments.

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the quarter ended January 31, 2005.

	Purchases		Dividend Income
Affiliate	Shares	Cost
Richmont Mines	–	–	–
Riddarhyttan Resources AB	–	–	–
Royal Gold, Inc.	240,000	$4,309,610	$53,250

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	Leveraged 1 1/2 to 1
(g)	Leveraged 2 to 1
(h)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS

January 31, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks - U.S. (93.25%)

	Biotechnology (8.29%)
1,070,200	Celera Genomics Group-Applera Corporation (a)	$13,003,148	$14,201,554
556,700	Applera Corporation - Applied Biosystems Group	11,500,185	11,161,835
507,300	Medimmune Inc. (a)(c)	12,326,012	12,000,182
316,200	Celgene Corporation (a)(c)	6,821,958	8,644,908
140,900	Cephalon Inc. (a)	6,981,555	6,932,280
482,900	InterMune Inc. (a)	8,382,330	5,509,889
		59,015,188	58,450,648

	Consumer Discretionary (7.94%)
343,600	Autoliv, Inc.	14,482,448	16,200,740
697,900	Hasbro Inc.	11,272,357	13,678,840
471,200	GTECH Holdings Corporation (c)	9,540,545	11,016,656
134,700	YUM! Brands Inc. (c)	3,135,045	6,243,345
102,000	Lennar Corporation, Class ‘A’ (c)	4,612,040	5,759,940
310,200	Tommy Hilfiger Corporation (a)	4,290,032	3,046,164
		47,332,467	55,945,685

	Consumer Staples (7.45%)
760,250	Dean Foods Company (a)	19,562,590	26,783,608
1,375,200	Del Monte Foods Company (a)	12,984,791	15,512,256
156,300	Kimberly-Clark Corporation (c)	7,833,446	10,239,213
		40,380,827	52,535,077

	Energy (2.84%)
257300	Devon Energy Corporation (c)	10,098,505	10,464,391
156,000	Ashland Inc. (c)	8,290,695	9,575,280
		18,389,200	20,039,671

	Health Care Services (15.52%)
814,900	Manor Care Inc. (c)	17,964,656	28,154,795
774,800	Andrx Corporation (a)(c)	15,979,950	16,921,632
480,600	Boston Scientific Corporation (a)	16,014,735	15,888,636
180,400	C.R. Bard, Inc. (c)	5,767,826	12,231,120
341,300	Community Health Systems Inc. (a)	6,812,257	9,890,874
219,100	Edwards Lifesciences Corporation (a)(c)	7,945,864	8,917,370
202,200	Baxter International (c)	6,140,814	6,826,272
372,354	Viasys Healthcare Inc. (a)	6,571,125	6,810,355
638,100	Healthsouth Corporation (a)	3,410,364	3,732,885
		86,607,591	109,373,939

	Industrials (19.09%)
1,139,400	Tyco International Limited	17,915,905	41,177,916
486,600	L-3 Communications Holdings Inc. (c)	18,785,995	34,748,106
198,400	General Dynamics Corporation (c)	16,790,742	20,484,800
329,300	American Standard Companies Inc. (a)	7,183,739	13,185,172
259,000	Pentair, Inc. (c)	8,675,735	11,478,880
209,400	Teekay Shipping Corporation	10,068,257	9,291,078
63,600	Alliant Techsystems Inc. (a)(c)	3,161,586	4,234,488
		82,581,959	134,600,440

	Information Technology (4.67%)

See Notes to Schedule of Investments.

1,044,500	Storage Technology Corporation (a)(c)	18,547,812	32,891,305

	Materials (12.47%)
599,300	Ball Corporation (c)	14,892,154	25,602,096
1,051,200	Packaging Corporation of America (c)	16,885,068	23,452,272
473,700	Louisiana-Pacific Corporation (c)	9,000,049	12,126,720
200,500	Monsanto Company (c)	10,486,916	10,853,065
366,100	Pactiv Corporation (a)	9,085,706	8,131,081
459,500	Norbord Inc.	4,420,991	4,356,060
94,700	Lubrizol Corporation (c)	3,319,562	3,412,041
		68,090,446	87,933,335
	Pharmaceuticals (5.48%)
1,303,100	Valeant Pharmaceuticals International	24,138,745	32,538,407
333,700	Noven Pharmaceuticals Inc. (a)	6,948,728	6,078,346
		31,087,473	38,616,753

	Telecommunication Services (6.81%)
421,000	NII Holdings Inc., Class ‘B’ (a)(c)	14,373,897	22,649,800
808,300	MCI Inc. (c)	14,156,026	15,592,107
409,200	Sprint Corporation	10,185,480	9,751,236
		38,715,403	47,993,143

	Utilities (2.69%)
242,000	Constellation Energy Group	9,334,144	12,100,000
353,500	Nalco Holding Company	6,886,180	6,840,225
		16,220,324	18,940,225

	Total Common Stocks - U.S.	506,968,690	657,320,221

	Preferred Stocks - U.S. (0.52%)
1,000	Tidewater Holdings Inc. Ser. B Conv. (a)(b)(d)	1,000,000	1,388,293
1,200	Tidewater Holdings Inc. Ser. A Conv. (a)(b)(d)	1,200,000	1,200,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	883,921	441,960
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)	500,000	250,000
26,057	Assistive Technology Inc. Ser. F (a)(b)(d)	342,000	342,000
	Total Preferred Stocks - U.S.	3,925,921	3,622,253

	Warrants - U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	–	–
	Total Warrants - U.S.	382	382

	Other Investments - U.S. (0.00%)
16	Euro Outlet Malls, L.P. (a)(b)(d)	–	–

	Common Stocks - Non U.S. (4.91%)

	France (1.52%)
420,700	Thomson ADR (1)	10,706,480	10,698,401

	United Kingdom (3.39%)
683,700	Shire Pharmaceuticals Group Plc ADR (2)	15,809,224	23,929,500

	Total Common Stocks - Non U.S.	26,515,704	34,627,901

Principal

	Short-Term Investment (2.89%)
$20,500,000	United States Treasury Bill 2.32% due 4/28/2005	20,385,739	20,381,735

See Notes to Schedule of Investments.

Contracts	Covered Call Options Written (-1.57%)
655	Andrx Corporation @ $20 exp. Feb 2005	(135,913)
2,920	Andrx Corporation @ $22 exp. Mar 2005	(313,900)
155	Ashland @ $60 exp. Feb 2005	(29,838)
390	Ashland @ $60 exp. Mar 2005	(83,850)
698	Ashland @ $60 exp. Apr 2005	(237,320)
636	Alliant Techsystems Inc. @ $65 exp. Feb 2005	(152,640)
263	Ball Corporation @ $40 exp. May 2005	(103,885)
264	Ball Corporation @ $45 exp. May 2005	(31,680)
2,022	Baxter International @ $32 exp. Feb 2005	(308,355)
1,219	C.R. Bard, Inc. @ $60 exp. Feb 2005	(956,915)
585	C.R. Bard, Inc. @ $65 exp. Apr 2005	(263,250)
322	Celgene Corporation @ $25 exp. Feb 2005	(86,940)
490	Celgene Corporation @ $30 exp. Feb 2005	(8,575)
735	Celgene Corporation @ $30 exp. Apr 2005	(80,850)
828	Devon Energy Corporation @ $40 exp. Feb 2005	(115,920)
429	Edwards Lifesciences Corporation @ $40 exp. Mar 2005	(79,365)
685	General Dynamics Corporation @ $100 exp. Feb 2005	(256,875)
177	General Dynamics Corporation @ $100 exp. Mar 2005	(82,305)
526	General Dynamics Corporation @ $105 exp. May 2005	(157,800)
635	GTECH Holdings Corporation @ $25 exp. Mar 2005	(28,575)
236	GTECH Holdings Corporation @ $27 exp. Mar 2005	(5,900)
156	Kimberly-Clark Corporation @ $65 exp. Mar 2005	(23,400)
610	L-3 Communications Holdings @ $65 exp. Feb 2005	(393,450)
1,007	L-3 Communications Holdings @ $70 exp. Feb 2005	(211,470)
1,945	L-3 Communications Holdings @ $70 exp. Mar 2005	(564,050)
487	L-3 Communications Holdings @ $70 exp. Apr 2005	(155,840)
784	Lennar Corporation, Class ‘A’ @ $55 exp. Feb 2005	(172,480)
236	Lennar Corporation, Class ‘A’ @ $60 exp. Feb 2005	(8,260)
3,710	Louisiana-Pacific Corporation @ $25 exp. Feb 2005	(389,550)
444	Lubrizol Corporation @ $35 exp. Feb 2005	(53,280)
1,820	MCI Inc. @ $20 exp. Mar 2005	(136,500)
408	Manor Care Inc. @ $35 exp. Feb 2005	(34,680)
2,040	Manor Care Inc. @ $35 exp. May 2005	(249,900)
350	Medimmune Inc. @ $27 exp. Mar 2005	(5,250)
670	Monsanto Company @ $50 exp. Apr 2005	(294,800)
1,335	Monsanto Company @ $55 exp. Apr 2005	(300,375)
207	NII Holdings Inc., Class ‘B’ @ $40 exp. Mar 2005	(289,800)
1,093	NII Holdings Inc., Class ‘B’ @ $45 exp. Mar 2005	(1,000,095)
1,037	NII Holdings Inc., Class ‘B’ @ $50 exp. Mar 2005	(497,760)
766	NII Holdings Inc., Class ‘B’ @ $55 exp. Mar 2005	(139,795)
16	Packaging Corporation of America @ $22 exp. Apr 2005	(1,080)
1,079	Pentair, Inc. @ $35 exp. Feb 2005	(1,014,260)
1,511	Pentair, Inc. @ $40 exp. Feb 2005			(725,280)
669	Storage Technology Corporation @ $25 exp. Mar 2005			(444,885)
1,138	Storage Technology Corporation @ $30 exp. Mar 2005			(238,980)
778	Storage Technology Corporation @ $35 exp. Mar 2005			(19,450)
469	YUM! Brands Inc. @ $45 exp. Feb 2005			(82,075)
288	YUM! Brands Inc. @ $45 exp. Apr 2005			(74,160)
	Total Covered Call Options Written (premium $8,435,278)			(11,041,556)

	Total Investment Portfolio (100.00%)	$557,796,436	*	$704,910,936
______________

*At January 31, 2005, cost is substantially identical for both book and federal income tax purposes..

See Notes to Schedule of Investments.

Sector/Industry Classifications

(1)	Consumer Discretionary
(2)	Pharmaceuticals
(a)	Non-income producing security.
(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2005 is shown below:

Security	Acquisition Date	Cost
Assistive Technology Inc. Ser. E-1	10/31/95	$589,281
Assistive Technology Inc. Ser. E-2	12/19/96	333,333
Assistive Technology Inc. Ser. F	12/07/01	342,000
Assistive Technology Inc. Warrants	10/21/98	382
Assistive Technology Inc. Ser. E-1 Warrants	10/21/98	–
Euro Outlet Malls, L.P.	12/30/94	–
Tidewater Holdings Inc.
Ser. A Conv. Pfd. Stock	7/09/96	1,200,000
Tidewater Holdings Inc.
Ser. B Conv. Pfd. Stock	12/20/02	1,000,000
(c)	At January 31, 2005, all or a portion of this security was segregated to cover collateral requirement for options.
(d)	Security for which there is less than three market makers.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. Additionally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

a) Investment valuation— The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds

By \s\ Robert Bruno

Robert Bruno, Vice President, Secretary and Treasurer

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By \s\ Robert Bruno
Robert Bruno, Vice President, Secretary and Treasurer	Date: March 30, 2005

\s\ John P. Arnhold
President	Date: March 30, 2005